  As filed with the Securities and Exchange Commission on November 30, 1999
                                            Registration Nos. 33-24848; 811-5669
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. __                  [_]
         Post-Effective Amendment No. 30                 [X]

                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

         Amendment No. 31                                [X]

                               FIFTH THIRD FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road
                   Columbus, Ohio                               43219
      (Address of Principal Executive Office)                 (Zip Code)

                                (614) 470-8000
             (Registrant's Telephone Number, including Area Code)

                               Jeffrey C. Cusick
                                Vice President
                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                    (Name and Address of Agent for Service)

                                with a copy to:

                              John Hunt, Esquire
                          Goodwin, Procter & Hoar LLP
                                Exchange Place
                                53 State Street
                         Boston, Massachusetts  02109

================================================================================
It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to      [_] On    pursuant to paragraph (a)
    paragraph (b)
[_] 60 days after filing pursuant to         [_] On    pursuant to
       paragraph (a)(1)                          paragraph (a)(1)
[_] 75 days after filing pursuant to         [_] On   pursuant to
    paragraph (a)(2)                             paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

[LOGO OF FIFTH THIRD FUNDS] Fifth Third Funds

                                   [PICTURE]

Fifth Third Funds                           QUALITY GROWTH FUND
Stock and Bond Mutual Funds
                                            EQUITY INCOME FUND
Investment A Shares
Investment C Shares                         CARDINAL FUND

Working hard to build your wealth!          PINNACLE FUND

                                            BALANCED FUND

                                            MID CAP FUND

                                            INTERNATIONAL EQUITY FUND

                                            BOND FUND FOR INCOME

                                            QUALITY BOND FUND

                                            U.S. GOVERNMENT SECURITIES FUNDS

                                            MUNICIPAL BOND FUND

                                            OHIO TAX FREE BOND FUND

---------------
Prospectus
November 30, 1999

  The Securities and Exchange commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                                           Table of Contents


                             Objectives, Strategies and Risks
--------------------------------------------------------------------------------
                             3   Overview
                             4   Stock Funds
                             18  Bond Funds

                             Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------
                             28  Fee Tables
                             30  Expense Examples

                             Additional Information About the Funds' Investments
--------------------------------------------------------------------------------
                             33

                             Fund Management
--------------------------------------------------------------------------------
                             36  Investment Advisors and Subadvisor
                             37  Portfolio Managers
                             38  Fund Administration

                             Shareholder Information
--------------------------------------------------------------------------------
                             39  Purchasing and Selling Fund Shares
                             39  Purchasing and Adding to Your Shares
                             41  Selling Your Shares
                             43  Exchanging Your Shares
                             44  Distribution Arrangements/Sales Charges
                             47  Dividends and Capital Gains
                             47  Taxation

                             Financial Highlights
--------------------------------------------------------------------------------
                             49

                             Back Cover
--------------------------------------------------------------------------------
                               Where to learn more about Fifth Third Funds

            Objectives, Strategies and Risks

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Asset Management, Inc. ("MSAM") acts as investment subadvisor to Fifth Third International Fund.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

            Fifth Third Quality Growth Fund  [LOGO OF FIFTH THIRD]


Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of high quality
Strategies          growth companies.

                    High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

 An investment in   Stocks that pay regular dividends tend to be less volatile
 the Fund is not    than stocks that do not. A regular dividend provides
 a deposit of       investors some return of their investment, to an extent,
 Fifth Third Bank   supporting the stock's price, even during periods when the
 or any other       prices of equity securities generally are falling.
 bank and is not    However, dividend-paying stocks, especially those that pay
 insured or         significant dividends, also tend to appreciate less
 guaranteed by      quickly than stocks of companies in emerging markets,
 the FDIC or any    which tend to reinvest most profits into research,
 other government   development, plant and equipment to accommodate expansion.
 agency.
                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Quality Growth Fund

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                             1989    29.69
                             1990     5.12
                             1991    34.38
                             1992     8.03
                             1993    -1.06
                             1994     0.07
                             1995    31.59
                             1996    23.68
                             1997    32.70
                             1998    30.05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:              Q4 1998        28.18%
                          Worst quarter:             Q3 1990       -11.19%
                          Year to Date Return (12/31/98 to 9/30/99) 6.44%
                          ------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                ----------------------

                     Inception Date Past Year Past 5 Years Past 10 Years   Since Inception
                     -------------------------------------------------------------------
Investment A Shares      1/1/83     24.22%       21.84%        18.05%           17.22%
(with 4.50% sales
charge)
                     -------------------------------------------------------------------
Investment C Shares     4/25/96     29.21%        N/A            N/A            28.88%
(with applicable
Contingent Deferred
Sales Charge)
                     -------------------------------------------------------------------
                                                                           (Since 12/31/82)
S&P 500(R) Index                    28.58%       24.06%        19.19%           18.18%
                                                                           (Since 4/25/96)
S&P 500(R) Index                                                                28.94%

--------------------------------------------------------------------------------

            Fifth Third Equity Income Fund  [LOGO OF FIFTH THIRD]


Fundamental         High level of current income consistent with capital
Objective           appreciation.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of large-
Strategies          capitalization companies, many of which are expected to
                    pay regular dividends, and convertible debt securities that at the time of investment, have above-average current yields. Large-capitalization companies have market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P 500 Index.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and non-convertible corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

 An investment in   Significant investment in large companies also creates
 the Fund is not    various risks for the Fund. For instance, larger, more
 a deposit of       established companies tend to operate in mature markets,
 Fifth Third Bank   which often are very competitive. Larger companies also do
 or any other       not tend to respond quickly to competitive challenges,
 bank and is not    especially to challenges caused by technology and consumer
 insured or         preferences.
 guaranteed by
 the FDIC or any    Stocks that pay regular dividends tend to be less volatile
 other government   than stocks that do not. A regular dividend provides
 agency.            investors some return of their investment, to an extent,
                    supporting the stock's price, even during periods when the prices of equity securities generally are falling.
                    However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Equity Income Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                        1989             24.57
                        1990             -1.21
                        1991             29.07
                        1992              4.61
                        1993              0.26
                        1994             -0.65
                        1995             30.73
                        1996             16.83
                        1997             38.15
                        1998             17.82


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:     Q2 1997  15.29%
                          Worst quarter:    Q3 1990  -9.86%
                          Year to Date Return (12/31/98 to 9/30/99) -8.80%
                          -------------------------------------------------


                                                Average
                                                Annual Total
                                                Returns (for
                                                the periods ended
                                                December 31, 1998)
                                                -------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     -------------------------------------------------------------------
Investment A Shares      1/1/83      12.52%      18.74%       14.66%          15.33%
(with 4.50% sales
charge)
                     -------------------------------------------------------------------
Investment C Shares     1/27/97      17.10%       N/A           N/A           26.48%
(with applicable
Contingent Deferred
Sales Charge)
                     -------------------------------------------------------------------
                                                                         (Since 12/31/82)
S&P 500(R) Index                     28.58%      24.06%       19.19%          18.18%
                                                                         (Since 1/31/97)
S&P 500(R) Index                                                              28.31%

--------------------------------------------------------------------------------

            Fifth Third Cardinal Fund  [LOGO OF FIFTH THIRD]


Fundamental         Long-term growth of capital and income. Current income is
Objective           a secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks that have the
Strategies          potential for long-term growth. Those stocks primarily are issued by large-capitalization, U.S. companies which the Fund believes are in a strong financial condition, have a significant market presence and have healthy growth prospects. Large-cap companies have, at the time of investment, market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P 500
                    Index.

                    With income as a secondary objective, the Fund attaches some significance to a company's dividend payment history as well as prospects for future dividend growth.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   Generally, growth oriented stocks may be sensitive to
 the Fund is not    market movements. The prices of growth stocks tend to
 a deposit of       reflect future expectations, and when those expectations
 Fifth Third Bank   change or are not met, share prices generally fall.
 or any other
 bank and is not    Significant investment in large companies also creates
 insured or         various risks for the Fund. For instance, larger, more
 guaranteed by      established companies tend to operate in mature markets,
 the FDIC or any    which often are very competitive. Larger companies also do
 other government   not tend to respond quickly to competitive challenges,
 agency.            especially to challenges caused by technology or consumer
                    preferences.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

            Fifth Third Cardinal Fund [Fifth Third Logo]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                   [CHART]

                           1989            22.12
                           1990            -6.20
                           1991            32.37
                           1992             9.84
                           1993             5.88
                           1994            -3.12
                           1995            27.27
                           1996            19.89
                           1997            30.64
                           1998            24.21

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Past performance does not indicate how the Fund will perform in the future.

Best quarter:    Q4 1998  22.73%
Worst quarter:   Q3 1990 -15.13%
Year to Date Return (12/31/98 to 9/30/99) 6.23%

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       --------------------------------------------------------------------
Investment A Shares/1     5/31/75     18.62%       18.02%       14.98%          15.71%
/ (with 4.50% sales
charge)
                       --------------------------------------------------------------------
Investment C Shares       10/22/98     N/A          N/A           N/A          113.45%
(with applicable
Contingent Deferred
Sales Charge)
                       --------------------------------------------------------------------
S&P 500(R) Index                      28.58%       24.06%       19.19%     (Since 5/31/75)
                                                                                 N/A
S&P 500(R) Index                                                           (Since 10/22/98)
                                                                               102.19%

--------------------------------------------------------------------------------
------
/1/For periods prior to September 21, 1998, reflects performance of Investor
  Shares of The Cardinal Fund. On September 21, 1998. The Cardinal Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Cardinal Fund.

            Fifth Third Pinnacle Fund  [LOGO OF FIFTH THIRD]


Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment      Generally, growth oriented stocks may be sensitive to
 in the Fund        market movements. The prices of growth stocks tend to
 is not a           reflect future expectations, and when those expectations
 deposit of         are not met, prices generally fall.
 Fifth Third
 Bank or any        Significant investment in large companies also creates
 other bank         various risks for the Fund. For instance, larger, more
 and is not         established companies tend to operate in mature markets,
 insured or         which often are very competitive. Larger companies also do
 guaranteed by      not tend to respond quickly to competitive challenges,
 the FDIC or        especially to changes caused by technology or consumer
 any other          preferences.
 government
 agency.

            Fifth Third Pinnacle Fund [Fifth Third Logo]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                   [CHART]
                             1989            30.97
                             1990            -3.14
                             1991            39.87
                             1992            -0.73
                             1993             3.31
                             1994            -1.12
                             1995            35.40
                             1996            22.44
                             1997            35.43
                             1998            32.83

Past performance does not indicate how the Fund will perform in the future.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                     Best quarter:                  Q4 1998  24.87%
                     Worst quarter:                 Q3 1990 -15.34%
                     Year to Date
                      Return          (12/31/98 to 9/30/99)   0.87%


                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)

                        Inception Date Past Year Past 5 Years Past 10 Years  Since Inception
                  --------------------------------------------------------------------------
Investment A Shares/1/  3/4/85           26.83%     23.01%        17.76%          16.79%
(with 4.50% sales
charge)
                  --------------------------------------------------------------------------
Investment C Shares     3/9/98            N/A        N/A           N/A            23.41%
(with applicable
Contingent
Deferred Sales Charge)
                  --------------------------------------------------------------------------
                                                                             (Since 2/28/85)
S&P 500(R) Index                         28.58%     24.06%        19.19%          18.26%
                                                                             (Since 2/28/98)
S&P 500(R) Index                                                                  18.62%

--------------------------------------------------------------------------------
------
/1/For periods prior to March 6, 1998, reflects performance of Investment A
  Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Pinnacle Fund.

            Fifth Third Balanced Fund  [LOGO OF FIFTH THIRD]


Fundamental         Capital appreciation and income.
Objective

Principal           Under normal market conditions, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common and preferred stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in non-convertible corporate bonds and U.S. government securities and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment          risks associated with following an asset allocation
Risks               strategy, such as the risk that the Fund will not
                    correctly anticipate the relative performance of the different asset classes in which it may invest.

 An investment in   To the extent the Fund invests in stocks and convertible
 the Fund is not    securities, it assumes the risks of equity investing,
 a deposit of       including sudden and unpredictable drops in value and
 Fifth Third Bank   periods of lackluster performance.
 or any other
 bank and is not    Significant investments in large companies also creates
 insured or         various risks for the Fund. For instance, larger, more
 guaranteed by      established companies tend to operate in mature markets,
 the FDIC or any    which often are very competitive. Larger companies also do
 other government   not tend to respond quickly to competitive challenges,
 agency.            especially to changes caused by technology or consumer
                    preferences.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Balanced Fund [LOGO FIFTH THIRD BALANCED FUND]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                             1989            26.57
                             1990             9.95
                             1991            30.13
                             1992             9.88
                             1993             1.74
                             1994            -1.03
                             1995            26.53
                             1996            14.23
                             1997            24.08
                             1998            17.87

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q4 1998        17.81%
                          Worst quarter:               Q3 1998        -6.36%
                          Year to Date Return (12/31/98 to 9/30/99): 0.90%
                          ---------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                -----------------------

                     Inception Date Past Year Past 5 Years Past 10 Years  Since Inception
                     --------------------------------------------------------------------
Investment A Shares      1/1/83     12.58%       14.85%        15.00%          16.01%
(with 4.50% sales
charge)
                     --------------------------------------------------------------------
Investment C Shares     4/25/96     17.10%        N/A           N/A            18.97%
(with applicable
Contingent Deferred
Sales Charge)
                     --------------------------------------------------------------------
                                                                          (Since 12/31/82)
S&P 500(R) Index                    28.58%       24.06%        19.19%          18.18%
                                                                          (Since 4/25/96)
S&P 500(R) Index                                                               28.94%
                     --------------------------------------------------------------------
                                                                           (Since 1/1/83)
LBAB Index                          8.67%        7.27%         9.26%           10.18%
                                                                          (Since 4/25/96)
LBAB Index                                                                     9.03%

--------------------------------------------------------------------------------

            Fifth Third Mid Cap Fund  [LOGO OF FIFTH THIRD]


Fundamental         Growth of Capital. Income is a secondary objective.
Objective

Principal           Under normal market conditions, the Fund expects to invest
Investment          at least 65% of total assets in common stocks of mid cap
Strategies          companies. Mid cap companies are companies with market
                    capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest in up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.The Fund may also invest in small cap stocks.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   Stocks of medium-sized companies can be more sensitive to
 the Fund is not    long market declines than larger companies, in part
 a deposit of       because they generally do not have the financial resources
 Fifth Third Bank   that larger companies have. Generally, growth oriented
 or any other       stocks are sensitive to market movements. The prices of
 bank and is not    growth stocks tend to reflect future expectations, and
 insured or         when those expectations change or are not met, share
 guaranteed by      prices generally fall.
 the FDIC or any
 other government   Stocks that pay regular dividends tend to be less volatile
 agency.            than stocks that do not. A regular dividend provides
                    investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Mid Cap Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                              1989           29.05
                              1990            1.84
                              1991           46.01
                              1992            5.05
                              1993            1.38
                              1994            1.54
                              1995           26.03
                              1996           17.59
                              1997           32.64
                              1998            3.29


                          Best quarter:                Q4 1998        18.88%
                          Worst quarter:               Q3 1990       -16.52%
                          Year to Date Return (12/31/98 to 9/30/99): -5.20%
                          ---------------------------------------------------

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                -----------------------

                           Inception Past   Past 5    Past         Since
                              Date    Year  Years   10 Years     Inception
                        ------------------------------------------------------
Investment A Shares         1/1/85   -1.36% 14.52%   14.93%        15.12%
(with 4.50% sales charge)
                        ------------------------------------------------------
Investment C Shares         4/24/96  2.65%   N/A      N/A          15.78%
(with applicable
Contingent Deferred Sales
Charge)
                        ------------------------------------------------------
                                                              (Since 12/31/84)
S&P Mid Cap 400(R) Index             19.12% 18.85%   19.29%        18.60%
                                                              (Since 4/30/96)
S&P Mid Cap 400(R) Index                                           22.43%

--------------------------------------------------------------------------------

            Fifth Third International Equity Fund  [LOGO OF FIFTH THIRD]


Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of non-U.S.
Strategies          companies. The companies whose securities are represented
                    in the Fund's portfolio are located in at least three countries other than the U.S.

                    The Fund uses a top-down, bottom-up strategy of selecting its portfolio. It allocates assets among geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging markets. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index, which usually is the Morgan Stanley Capital International Index for that country. From time to time, however, the Fund may overweight or underweight industries represented in that index.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies, U.S. and non-U.S. government bonds and U.S. and non-U.S. corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   Stocks of foreign companies present additional risks for
 the Fund is not    U.S. investors. Stocks of international companies tend to
 a deposit of       be less liquid and more volatile than their U.S.
 Fifth Third Bank   counterparts, in part because accounting standards and
 or any other       market regulations tend to be less standardized and
 bank and is not    economic and political climates less stable. Fluctuations
 insured or         in exchange rates also may reduce or eliminate gains or
 guaranteed by      create losses. These risks usually are higher in emerging
 the FDIC or any    markets, such as most countries in Africa, Asia, Latin
 other government   America and the Middle East. To the extent that the Fund
 agency.            invests in those kinds of stocks or in those areas, it
                    will be exposed to the risks associated with those kinds of investments.

            Fifth Third International Equity Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index generally representative of the foreign stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                               1995         11.29
                               1996          8.54
                               1997          7.96
                               1998         19.34

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:    Q1 1998   15.70%
                          Worst quarter:   Q3 1998  -11.88%
                          Year to Date Return (12/31/98 to 9/30/99) 6.83%
                          ------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                -------------------------

                                                                             Since
                     Inception Date Past Year Past 5 Years Past 10 Years   Inception
                     -------------------------------------------------------------------
Investment A Shares     8/18/94     13.96%        N/A           N/A           7.93%
(with 4.50% sales
charge)
                     -------------------------------------------------------------------
Investment C Shares     4/25/96     18.62%        N/A           N/A           9.74%
(with applicable
Contingent Deferred
Sales Charge)
                     -------------------------------------------------------------------
                                                                         (Since 8/31/94)
EAFE Index                          20.33%        N/A           N/A          7.74%
EAFE Index                                                               (Since 4/30/96)
                                                                              7.84%

--------------------------------------------------------------------------------

            Fifth Third Bond Fund For Income  [LOGO OF FIFTH THIRD]


Fundamental         High level of current income.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in debt securities and mortgage-backed
Strategies          securities. At the time of investment, each of those
                    securities has a remaining maturity or average life of 10 years or less and is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in   Generally, the price of a bond moves in the opposite
 the Fund is not    direction from interest rates. New bonds issued after a
 a deposit of       rise in rates offer higher yields to investors. An
 Fifth Third Bank   existing bond with a lower yield can appear attractive to
 or any other       investors by selling it at a lower price. This process
 bank and is not    works in reverse as well; as interest rates fall, the
 insured or         price of a bond tends to increase.
 guaranteed by
 the FDIC or any    The prices of mortgage-backed securities also are affected
 other government   by changes in interest rates. Although mortgage-backed
 agency.            securities tend to pay higher interest rates, they also
                    carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The
                    Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

            Fifth Third Bond Fund For Income [LOGO OF FIFTH THIRD]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                             1989          12.24
                             1990           8.24
                             1991          14.62
                             1992           6.32
                             1993           8.67
                             1994          -6.40
                             1995          16.95
                             1996           1.86
                             1997           7.27
                             1998           7.40

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q2 1989         6.49%
                          Worst quarter:               Q2 1994        -3.55%
                          Year to Date Return (12/31/98 to 9/30/99) -0.40%
                          --------------------------------------------------

                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                ------------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     --------------------------------------------------------------------
Investment A Shares      1/1/83     2.59%         4.17%        7.03%          8.28%
(with 4.50% sales
charge)
                     --------------------------------------------------------------------
Investment C Shares     1/27/97     6.86%         N/A           N/A           6.97%
(with applicable
Contingent Deferred
Sales Charge)
                     --------------------------------------------------------------------
                                                                         (Since 1/1/83)
LBIGC                               8.42%         6.59%        8.50%          9.30%
                                                                         (Since 1/27/97)
LBIGC                                                                         8.60%

--------------------------------------------------------------------------------

            Fifth Third Quality Bond Fund  [LOGO OF FIFTH THIRD]


Fundamental         High current income. Capital growth is a secondary
Objective           objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. Treasury bills, notes and
Strategies          bonds, securities of U.S. Government agencies and
                    instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than the volatility generally associated with a portfolio composed solely of stocks. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

                    The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile then the prices of bonds with a shorter remaining maturity.

Principal           Generally, the price of a bond moves in the opposite
Investment Risks    direction from interest rates. New bonds issued after a
                    rise in rates offer higher yields to investors. An
 An investment in   existing bond with a lower yield can appear attractive to
 the Fund is not    investors by selling it at a lower price. This process
 a deposit of       works in reverse as well, as interest rates fall, the
 Fifth Third Bank   price of a bond tends to increase.
 or any other
 bank and is not    The prices of mortgage-backed securities also are affected
 insured or         by changes in interest rates. Although mortgage-backed
 guaranteed by      securities tend to pay higher interest rates, they also
 the FDIC or any    carry additional risk. For instance, their prices and
 other government   yields typically assume that the securities will be
 agency.            redeemed at a given time before maturity. When interest
                    rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The
                    Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

            Fifth Third Quality Bond Fund
                             [LOGO OF FIFTH THIRD]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                              1989          11.74
                              1990           8.04
                              1991          14.65
                              1992           6.00
                              1993           7.52
                              1994          -3.90
                              1995          17.18
                              1996           1.85
                              1997           8.20
                              1998           8.45


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:            Q2 1989   6.60%
Worst quarter:           Q1 1994  -3.16%
Year to Date Return (12/31/98 to 9/30/99) -1.98%
------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 1998)
----------------------------------------------------------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     -------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)                  1/1/83     3.54%         5.15%        7.32%          8.20%
                     -------------------------------------------------------------------
Investment C Shares
(with applicable
Contingent Deferred
Sales Charge)           4/25/96     7.71%         N/A           N/A           7.29%
                     -------------------------------------------------------------------
                                                                         (Since 1/1/83)
LBAB                                8.67%         7.27%        9.26%         10.18%
                                                                         (Since 4/25/96)
LBAB                                                                          9.03%
----------------------------------------------------------------------------------------

            Fifth Third U.S. Government Securities Fund  [LOGO OF FIFTH THIRD]


Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. government securities. At the
Strategies          time of investment each of those securities has a
                    remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                    U.S. government securities are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury, various government agencies or certain organizations, which have been formed by an Act of Congress. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

                    U.S. Treasury securities are direct obligations of the U.S. Government, and are backed by the U.S. Government's full faith and credit. The principal and interest to be paid on securities issued by some U.S. government agencies also may be backed by the U.S. Government's full faith and credit, by other obligations of the Treasury or by the agency itself. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and high yield bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in   Generally, the price of a bond moves in the opposite
 the Fund is not    direction from interest rates. New bonds issued after a
 a deposit of       rise in rates offer higher yields to investors. An
 Fifth Third Bank   existing bond with a lower yield can appear attractive to
 or any other       investors by selling it at a lower price. This process
 bank and is not    works in reverse as well; as interest rates fall, the
 insured or         price of a bond tends to increase.
 guaranteed by
 the FDIC or any
 other government
 agency.

            Fifth Third U.S. Government Securities Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                             1989         8.78
                             1990         8.45
                             1991         9.51
                             1992         5.27
                             1993         6.19
                             1994        -2.18
                             1995        13.01
                             1996         2.45
                             1997         7.14
                             1998         7.38

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q2 1995         4.49%
                          Worst quarter:               Q1 1994        -1.99%
                          Year to Date Return (12/31/98 to 9/30/99) 0.07%
                          ----------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                -----------------------

                     Inception
                     Date      Past Year Past 5 Years Past 10  Years  Since Inception
                     -----------------------------------------------------------------
Investment A Shares
(with 4.50% sales    1/1/86      2.56%       4.46%         6.03%           5.90%
charge)
                     -----------------------------------------------------------------
Investment C Shares
(with applicable     4/24/96     6.64%       N/A            N/A            6.07%
Contingent Deferred
Sales Charge)
                     -----------------------------------------------------------------
                                                                      (Since 1/1/86)
LBIGBI                           8.47%       6.45%         8.34%           8.17%
                                                                      (Since 4/30/96)
LBIGBI                                                                     8.00%

--------------------------------------------------------------------------------

            Fifth Third Municipal Bond Fund  [LOGO OF FIFTH THIRD]


Fundamental         High level of current income that is exempt from federal
Objective           regular income taxes.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in municipal securities, which pay
Strategies          interest that is exempt from federal income tax. The
                    securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade.
                    Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as U.S. government securities, corporate bonds and high yield bonds.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in   Generally, the price of a bond moves in the opposite
 the Fund is not    direction from interest rates. New bonds issued after a
 a deposit of       rise in rates offer higher yields to investors. An
 Fifth Third Bank   existing bond with a lower yield can appear attractive to
 or any other       investors by selling it at a lower price. This process
 bank and is not    works in reverse as well; as interest rates fall, the
 insured or         price of a bond tends to increase.
 guaranteed by
 the FDIC or any    The Fund's performance may be affected by political and
 other government   economic factors at the state, regional or national level.
 agency.            Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

            Fifth Third Municipal Bond Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment C will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                   [CHART]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                1989          8.10
                                1990          6.89
                                1991          8.60
                                1992          6.25
                                1993          6.76
                                1994         -2.30
                                1995          9.68
                                1996          3.26
                                1997          6.88
                                1998          5.57

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q4 1989         4.29%
                          Worst quarter:               Q1 1994        -3.12%
                          Year to Date Return (12/31/98 to 9/30/99) -2.81%
                          --------------------------------------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                               ---------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     --------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)              1/1/83           0.81%       3.59%        5.43%          6.85%
                     --------------------------------------------------------------------
                                                                         (Since 12/31/82)
LBMBI                                 6.48%       6.23%        8.22%          9.52%
-----------------------------------------------------------------------------------------

As of July 31, 1999, no shares or assets existed in the Investment C shares. Fifth Third Municipal Bond Fund, however, continues to offer Investment C shares.

            Fifth Third Ohio Tax Free Bond Fund [LOGO OF FIFTH THIRD OHIO]

Fundamental         Current income exempt from federal income tax and the
Objective           personal income taxes imposed by the State of Ohio and
                    Ohio municipalities.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of net assets in municipal securities which pay
Strategies          interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.
                    At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not a   paying principal and interest.
deposit of Fifth
Third Bank or any   Generally, the price of a bond moves in the opposite
other bank and is   direction from interest rates. New bonds issued after a
not insured or      rise in rates offer higher yields to investors. An
guaranteed by the   existing bond with a lower yield can appear attractive to
FDIC or any other   investors by selling it at a lower price. This process
government agency.  works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund's performance may be affected by political and economic factors at the state or regional level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse. Economic activity in Ohio, as in many other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                    This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

            Fifth Third Ohio Tax Free Bond Fund [LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment C will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares

                               1989        8.52
                               1990        5.70
                               1991        9.46
                               1992        6.24
                               1993        6.71
                               1994       -4.01
                               1995       13.72
                               1996        3.48
                               1997        6.92
                               1998        5.50

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:   Q1 1995  5.53%
                          Worst quarter:  Q1 1994 -3.78%
                          Year to Date Return (12/31/98 to 9/30/99) -2.49%
                          ---------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                ------------------------

                     Inception
                     Date      Past Year Past 5 Years Past 10 Years  Since Inception
                     ----------------------------------------------------------------
Investment A Shares
(with 4.50% sales    1/1/87      0.72%       4.00%         5.65%          4.94%
charge)
                     ----------------------------------------------------------------
Investment C Shares
(with applicable     4/24/96     4.76%       N/A           N/A            5.36%
Contingent Deferred
Sales Charge)
                     ----------------------------------------------------------------
                                                                     (Since 12/31/86)
LBMBI                            6.48%       6.23%         8.22%          7.80%
                                                                     (Since 4/30/96)
LBMBI                                                                     8.14%

-------------------------------------------------------------------------------

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's estimated operating expenses for the fiscal year ended July 31, 1999.

                                                        Stock Funds--Fee Table
                                                        ----------------------
                            Fifth Third Fifth Third
                              Quality     Equity    Fifth Third Fifth Third Fifth Third Fifth Third      Fifth Third
                              Growth      Income     Cardinal    Pinnacle    Balanced     Mid Cap   International Equity
                               Fund        Fund        Fund        Fund        Fund        Fund             Fund
                        A     C     A     C     A     C     A     C     A     C     A     C     A         C
Shareholder Fees
Maximum Sales
Charge (Load)
Imposed on
Purchases             4.50%  None 4.50%  None 4.50%  None 4.50%  None 4.50%  None 4.50%  None 4.50%          None
------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends              None  None  None  None  None  None  None  None  None  None  None  None  None          None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load             None 1.00%  None 1.00%  None 1.00%  None 1.00%  None 1.00%  None 1.00%  None         1.00%
------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets)
Management fees       0.80% 0.80% 0.80% 0.80% 0.60% 0.60% 0.80% 0.80% 0.80% 0.80% 0.80% 0.80% 1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees/1/       0.25% 1.00% 0.25% 1.00% 0.25% 1.00% 0.25% 1.00% 0.25% 1.00% 0.25% 1.00% 0.25%         1.00%
------------------------------------------------------------------------------------------------------------------------
Other expenses        0.24% 0.30% 0.32% 0.33% 0.26% 0.29% 0.38% 0.41% 0.29% 0.25% 0.34% 0.37% 0.45%         0.50%
------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund Operating
Expenses              1.29% 2.10% 1.37% 2.13% 1.11% 1.89% 1.43% 2.21% 1.34% 2.05% 1.39% 2.17% 1.70%         2.50%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Because some of the fund's expenses have been reduced
through expense waivers and reimbursements, actual
total operating expenses for the prior year would have
been as shown below.
Net Total Annual
Fund Operating
Expenses              1.21% 1.80% 1.27% 1.83% 1.04% 1.65% 1.41% 1.95% 1.28% 1.76% 1.28% 1.85% 1.52%         2.25%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

/1/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

            Shareholder Fees and Fund Expenses

                                                  Bond Funds--Fee Table
                                                  ---------------------
                                                Fifth
                               Fifth Third      Third       Fifth Third      Fifth Third     Fifth Third
                              Bond Fund for    Quality    U.S. Government   Municipal Bond  Ohio Tax Free
                                  Income      Bond Fund   Securities Fund        Fund         Bond Fund
                          A     C        A     C      A      C        A      C/1/      A        C
Shareholder Fees
Maximum Sales Charge
(Load) Imposed on
Purchases               4.50%   None    4.50% None  4.50%    None     4.50%   None    4.50%      None
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
ReinvestedDividends      None   None     None None   None    None      None   None     None      None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                     None   1.00%    None 1.00%  None    1.00%     None   1.00%    None      1.00%
---------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (as a
percentage of average
net assets)
Management fees         0.55%   0.55%   0.55% 0.55% 0.55%    0.55%    0.55%   0.55%   0.55%      0.55%
---------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees/2/         0.25%   1.00%   0.25% 1.00% 0.25%    1.00%    0.25%   1.00%   0.25%      1.00%
---------------------------------------------------------------------------------------------------------
Other expenses          0.22%   0.27%   0.29% 0.24% 0.48%    0.39%    0.32%   0.33%   0.41%      0.38%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses      1.02%   1.82%   1.09% 1.79% 1.28%    1.94%    1.12%   1.88%   1.21%      1.93%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Because some of the fund's expenses have been reduced
through expense waivers and reimbursements, actual
total operating expenses for the prior year would have
been as shown below.
Net Total Annual Fund
Operating Expenses      0.97%   1.54%   0.92% 1.43% 0.95%    1.40%    0.81%   1.50%   1.00%      1.55%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

/1/ Other Expenses and Total Fund Operating Expenses of the Funds are estimated for the current fiscal year. As of July 31, 1999, no shares or assets existed in the Investment C shares of Fifth Third Municipal Bond Fund. Fifth Third Municipal Bond Fund Investment C shares continue to be open for investment with an offering price equal to Fifth Third Municipal Bond Fund Investment A shares.

/2/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period or no redemption in the case of Investment C Shares. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Stock Funds

                 Fifth Third Quality
                 Growth                   1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $575 $841  $1,126 $1,936
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $313 $658  $1,129 $2,431
                 Assuming no Redemption  $213 $658  $1,129 $2,431
                    ---------------------------------------------

                 Fifth Third Equity       1     3     5      10
                 Income Fund             Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $583 $864  $1,166 $2,022
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $316 $667  $1,144 $2,462
                 Assuming no Redemption  $216 $667  $1,144 $2,462
                    ---------------------------------------------

                 Fifth Third Cardinal     1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $558 $787  $1,034 $1,741
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $292 $594  $1,021 $2,212
                 Assuming no Redemption  $192 $594  $1,021 $2,212
                    ---------------------------------------------

                 Fifth Third Pinnacle     1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $589 $882  $1,196 $2,086
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $324 $691  $1,185 $2,544
                 Assuming no Redemption  $224 $691  $1,185 $2,544
                    ---------------------------------------------

                 Fifth Third Balanced     1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $580 $855  $1,151 $1,990
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $308 $643  $1,103 $2,379
                 Assuming no Redemption  $208 $643  $1,103 $2,379
                    ---------------------------------------------

            Shareholder Fees and Fund Expenses




                 Fifth Third Mid Cap      1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $585 $870  $1,176 $2,043
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $320 $679  $1,164 $2,503
                 Assuming no Redemption  $220 $679  $1,164 $2,503
                    ---------------------------------------------

                 Fifth Third
                 International            1     3     5      10
                 Equity Fund             Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $615 $962  $1,331 $2,368
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $353 $779  $1,331 $2,836
                 Assuming no Redemption  $253 $779  $1,331 $2,836
                    ---------------------------------------------


Bond Funds
                 Fifth Third Bond Fund
                 For                      1     3     5      10
                 Income                  Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $549 $760  $  988 $1,642
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $285 $573  $  985 $2,137
                 Assuming no Redemption  $185 $573  $  985 $2,137
                    ---------------------------------------------

                 Fifth Third Quality
                 Bond                     1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $556 $781  $1,024 $1,719
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $282 $563  $  970 $2,105
                 Assuming no Redemption  $182 $563  $  970 $2,105
                    ---------------------------------------------

                 Fifth Third U.S.
                 Government Securities    1     3     5      10
                 Fund                    Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $575 $838  $1,121 $1,926
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $297 $609  $1,047 $2,264
                 Assuming no Redemption  $197 $609  $1,047 $2,264
                    ---------------------------------------------

                 Fifth Third Municipal    1     3     5      10
                 Bond Fund               Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $559 $790  $1,039 $1,752
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $291 $591  $1,016 $2,201
                 Assuming no Redemption  $191 $591  $1,016 $2,201
                    ---------------------------------------------

            Shareholder Fees and Fund Expenses


                 Fifth Third Ohio Tax
                 Free                     1     3     5      10
                 Bond Fund               Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $568 $817  $1,085 $1,850
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $296 $606  $1,042 $2,254
                 Assuming no Redemption  $196 $606  $1,042 $2,254
                    ---------------------------------------------

            Additional Information About The Funds' Investments


The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on Fifth Third Bank's, Heartland's or MSAM's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.


International        Many U.S. companies in which the Funds may invest
Exposure             generate significant revenues and earnings from abroad.
(Applies to all      As a result, those companies and the prices of their
Equity and Bond      securities may be affected by weaknesses in global and
Funds)               regional economies and the relative value of foreign
                     currencies to the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

Foreign              Foreign securities are generally more volatile than their
Securities           domestic counterparts, in part because of higher
(Applies to Fifth    political and economical risks, the general lack of
Third Quality        reliable information and fluctuations in currency
Growth, Fifth        exchange rates. Those risks are usually higher in less
Third Equity         developed countries.
Income, Fifth
Third Mid Cap,       In addition, foreign securities may be more difficult to
Fifth Third          resell and the markets for them less efficient than for
International        comparable U.S. securities. Even where a foreign security
Equity, Fifth        increases in price in its local currency, the
Third Bond Fund      appreciation may be diluted by the negative effect of
for Income, and      exchange rates when the security's value is converted to
Fifth Third          U.S. dollars. Foreign withholding taxes also may apply
Quality Bond         and errors and delays may occur in the settlement process
Funds)               for foreign securities.

                     The fund may use foreign currencies and related instruments to hedge its foreign investments.

Repurchase           Each Fund may enter into repurchase agreements. A
Agreements           repurchase agreement is an agreement in which a Fund buys
(Applies to all      securities from a bank or other financial institution and
Funds)               agrees to sell it back at a specified time and place. The
                     risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities           Each Fund may seek additional income or fees by lending
Lending              portfolio securities to qualified institutions. By
(Applies to all      reinvesting any cash collateral it receives in these
Funds)               transactions, a Fund could realize additional gains or
                     losses. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

            Additional Information About The Funds' Investments


Restricted and       Any securities that are thinly traded or whose resale is
Illiquid Securities  restricted can be difficult to sell at a desired time and
(Applies to all      price. Some of those securities are new and complex, and
Funds)               trade only among institutions; the markets for these
                     securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Derivatives          Derivatives, a category that includes warrants, options
(Applies to all      and futures, are financial instruments whose value
Funds)               derives from another security, an index or currency. Each
                     Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Funds may also use derivatives for speculation (investing for potential income or capital gain).

                     While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

When-Issued          Each Fund may invest in securities prior to their date of
Securities           issue. These securities could fall in value by the time
(Applies to all      they are actually issued, which may be any time from a
Funds)               few days to over a year.

Bonds                The value of any bond held by a Fund is likely to decline
(Applies to all      when interest rates rise; this risk is greater for bonds
Funds)               with longer maturities. A less significant risk is that a
                     bond issuer could default on principal or interest payments, causing a loss for a Fund.

Short-Term Trading   While the Funds ordinarily do not trade securities for
(Applies to all      short-term profits, they may sell any security at any
Funds)               time they believe best, which may result in short-term
                     trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability if there are capital gains.

Defensive Investing  During unusual market conditions, each Fund may place up
(Applies to all      to 100% of total assets in cash or high-quality, short-
Funds)               term debt securities. To the extent that a Fund does
                     this, it is not pursuing its goal.

            Additional Information About The Funds' Investments


Year 2000            Fifth Third Bank and BISYS Fund Services Limited
(Applies to all      Partnership ("BISYS"), the Funds' administrator, do not
Funds)               currently anticipate that computer problems related to
                     the year 2000 will have a material effect on any Fund.
                     There can be no assurances in this area, however, and although Fifth Third Funds and BISYS have undertaken significant projects to minimize the risk of year 2000 computer problems, some factors, including the year 2000 compliance of Fifth Third Fund's and BISYS's suppliers, are not within their direct control and could negatively affect communications systems, investment markets or the economy in general.

            Fund Management

INVESTMENT ADVISORS AND SUBADVISOR


Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, New York 46204, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets of Fifth Third Funds. As of September 30, 1999, Heartland had approximately $1.8 billion of assets under management, including approximately $118 million of assets held by mutual funds. As of September 30, 1999, MSAM had approximately $175 billion of assets under management, including approximately $44.98 billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 1999 are as follows:

                                       As a percentage of
                                       average net assets
---------------------------------------------------------
Fifth Third Quality Growth Fund               0.80%
---------------------------------------------------------
Fifth Third Equity Income Fund                0.80%
---------------------------------------------------------
Fifth Third Cardinal Fund                     0.60%
---------------------------------------------------------
Fifth Third Pinnacle Fund                     0.80%
---------------------------------------------------------
Fifth Third Balanced Fund                     0.80%
---------------------------------------------------------
Fifth Third Mid Cap Fund                      0.80%
---------------------------------------------------------
Fifth Third International Equity Fund         1.00%
(subadvisory fee)                            (0.45%)*
---------------------------------------------------------
Fifth Third Bond Fund For Income              0.55%
---------------------------------------------------------
Fifth Third Quality Bond Fund                 0.55%
---------------------------------------------------------
Fifth Third U.S. Government
 Securities Fund                              0.55%
---------------------------------------------------------
Fifth Third Municipal Bond Fund               0.55%
---------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund           0.55%
---------------------------------------------------------

* Fifth Third Bank was responsible for paying this fee from the fees it received as investment manager to Fifth Third International Equity Fund.

            Fund Management


PORTFOLIO MANAGERS

Fifth Third Bank

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993 and Fifth Third Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Asset Management, Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

            Fund Management

FUND ADMINISTRATION

BISYS serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:


    Maximum          Average Aggregate Daily
Aministrative Feed   Net Assets of the Trust
       0.20%         of the first $1 billion
       0.18%          of the next $1 billion
       0.17%         in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of all the Funds.

            Shareholder Information


PURCHASING AND SELLING FUND SHARES

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former shareholders of the Cardinal Funds and The Pinnacle Fund. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Minimum Investments The minimum initial investment in Investment A shares or
                    Investment C shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.


                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Systematic          You may make monthly systematic investments in Investment
Investment Program  A shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 15th of each month, the last business day of each month, or both. If the 15th or the last business day of a month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth
                    Third Securities, Inc. or your financial institution for more information.

            Shareholder Information


Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or the Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By Mail        For Subsequent Investments:

               1. Use the investment slip attached to your account statement.
                  Or, if unavailable, provide the following information:

                  . Fund name

                  . Share class

                  . Amount invested

                  . Account name and account number

               2. Make check, bank draft or money order payable to "Fifth
                  Third Funds" and include your account number on the check.

               3. Mail or deliver investment slip and full payment to the following address:

                  By Regular Mail:              By Express Mail:
                  Fifth Third Funds             Fifth Third Funds
                  P.O. Box 5354                 312 Walnut Street, 21st Floor
                  Cincinnati, OH 45201-5354     Cincinnati, OH 45202-3874

By Wire
Transfer       For Subsequent Investments:

               Instruct your bank to wire transfer your investment to:

                Fifth Third Bank
                ABA 042000314
                Credit Fifth Third Funds 999-41387
                FFC: Shareholder name, Fund name, and Account number

               Note: Your bank may charge a wire transfer fee.


Systematic     To begin making systematic investments or to increase the
Investment     amounts you already are investing:
Program

                .Write a letter of instruction indicating:

                  . Your bank name, address, account number, and ABA routing number

                  . The amount you wish to invest automatically

                .Attach a voided personal check.

                .Mail To:

                  Fifth Third Funds
                  P. O. Box 5354
                  Cincinnati, Ohio 45201-5354

            Shareholder Information


Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the last day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by express mail to: Fifth Third Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-3874.

--------------------------------------------------------------------------------
 Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund
 Shareholders

 If you held in your name (rather than through a brokerage account)shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

 By telephone        Call 1-800-282-5706 with
 Shares may be       instructions as to how you wish to
 redeemed in any     receive your funds (mail, wire).
 amount less than    The Funds make every effort to
 $50,000 by          insure that telephone redemptions
 telephone.          are only made by authorized
                     traders. All telephone calls are
                     recorded for your protection and
                     you will be asked for information
                     to verify your identity.

 By mail             1. Write a letter of instruction indicating:
                        . your Fund and account number
                        . amount you wish to redeem
                        . address where your check should be sent
                        . account owner(s) signature
                     2. Mail to:
                        Fifth Third Funds
                        P.O. Box 5354
                        Cincinnati, Ohio 45201-5354

            Shareholder Information


 By overnight        1. Write a letter of instruction indicating:
 service               . your fund and account number
                       . amount you wish to redeem
                       . address where you want check to be sent
                       . account owner(s) signature
                     2. Send to:
                       Fifth Third Funds
                       312 Walnut Street, 21st Floor
                       Cincinnati, OH 45202-3874

 By wire transfer    Call 1-800-282-5706 to request a
 (Option available   wire transfer.
 only if
 previously set up
 on account.)        If you call by the time designated
                     by the Funds, your payment will
                     normally be wired to your bank on
                     the next business day.

                     The Fund charges a wire transfer fee of $8.
                     Note: Your financial institution
                     may also charge a separate fee.

 Systematic          To activate this feature call 1-800-282-5706.
 Withdrawal Plan

 When Written Redemption Requests are Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").
 2. Redemption requests requiring a signature guarantee, which include each of the following.
  . Redemptions over $50,000
  . Your account address has changed within the last 30 days
  . The check is not being mailed to the address on your account
  . The check is not being made payable to the owner of the account
  . The redemption proceeds are being transferred to another Fund account with a different registration
  . The redemption proceeds are being wired to instructions currently not on your account

 Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents
 Medallion Program), MSP (New York Stock Exchange
 Medallion Signature Program) or SEMP (Stock Exchanges
 Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

 The Trust does not accept signatures guaranteed by a notary public.

 Redemptions Within 15 Days of Initial Investment

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer
 Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

 Closing of Small Accounts

 If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

--------------------------------------------------------------------------------

Shareholder Information

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

--------------------------------------------------------------------------------
 Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders

 If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

 To make an exchange, send a written request to Fifth Third Funds, P.O. Box 5354, Cincinnati, OH 45201-5354, or by call 1-800-282-5706. Please provide the following information:

 . Your name and telephone number
 . The exact name on your account and account number
 . Taxpayer identification number (usually your Social Security number) . Dollar value or number of shares to be exchanged
 . The name of the Fund from which the exchange is to be made
 . The name of the Fund into which the exchange is being made

 Automatic Exchanges

 To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
 Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

 If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.
--------------------------------------------------------------------------------

            Shareholder Information


Distribution         This section describes the sales charges and fees you
Arrangements/        will pay as an investor in different share classes
Sales Charges        offered by the Funds and ways to qualify for reduced
                     sales charges.


                                           Investment A           Investment C
                 Sales Charge (Load)       Front-end              No front-end
                                           sales charge           sales charge.
                                           (not                   A contingent
                                           applicable to          deferred sales
                                           money market           charge (CDSC)
                                           funds);                will be
                                           reduced sales          imposed on
                                           charges                shares
                                           available.             redeemed
                                                                  within 12
                                                                  months after
                                                                  purchase;

                 Distribution/Service      Subject to             Subject to
                  (12b-1) Fee              annual                 annual
                                           distribution           distribution
                                           and                    and
                                           shareholder            shareholder
                                           servicing fees         servicing fees
                                           of up to 0.25%         of up to 1.00%
                                           of the Fund's          of the Fund's
                                           assets.                assets.

                 Fund Expenses             Lower annual           Higher annual
                                           expenses than          expenses than
                                           Investment C           Investment A
                                           shares.                shares.

Calculation of
Sales Charges


Investment A         Investment A shares are sold at their public offering
Shares               price. This price includes the initial sales charge.
                     Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                     The current sales charge rates are as follows:

                                              Sales Charge         Sales Charge
                                               as a % of             as a % of
                  Your Investment            Offering Price       Your Investment
                  Less than $50,000              4.50%                 4.71%
                  ---------------------------------------------------------------
                  $ 50,000 but less than
                   $100,000                      4.00%                 4.17%
                  ---------------------------------------------------------------
                  $100,000 but less than
                   $150,000                      3.00%                 3.09%
                  ---------------------------------------------------------------
                  $150,000 but less than
                   $250,000                      2.00%                 2.04%
                  ---------------------------------------------------------------
                  $250,000 but less than
                   $500,000                      1.00%                 1.01%
                  ---------------------------------------------------------------
                  $500,000 or more               0.00%                 0.00%
                  ---------------------------------------------------------------

            Shareholder Information


                     If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                                 Sales Charge         Sales Charge
                                                  as a % of             as a % of
                     Your Investment            Offering Price       Your Investment
                     Less than $50,000              3.97%                 4.13%
                     ---------------------------------------------------------------
                     $ 50,000 but less than
                      $100,000                      3.47%                 3.59%
                     ---------------------------------------------------------------
                     $100,000 but less than
                      $150,000                      2.47%                 2.53%
                     ---------------------------------------------------------------
                     $150,000 but less than
                      $250,000                      1.47%                 1.49%
                     ---------------------------------------------------------------
                     $250,000 but less than
                      $500,000                      0.47%                 0.47%
                     ---------------------------------------------------------------
                     $500,000 and above             0.00%                 0.00%
                     ---------------------------------------------------------------

                     If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, in the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge         You may qualify for reduced sales charges under the
Reductions           following circumstances.


                     . Letter of Intent. You inform the Fund in writing that
                       you intend to purchase at least $50,000 of Investment A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.
                     . Rights of Accumulation. When the value of shares you
                       already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
                     . Combination Privilege. Combine accounts of multiple
                       Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge         The following transactions qualify for waivers of sales
Waivers              charges that apply to Investment A shares:


                     . Shares purchased by investment representatives through
                       fee-based investment products or accounts.
                     . Reinvestment of distributions from a deferred
                       compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

            Shareholder Information


                     . Shares purchased for trust or other advisory accounts
                       established with the Advisor or its affiliates.
                     . Shares purchased by directors, trustees, employees, and
                       family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.
                     . Shares purchased in connection with 401(k) plans,
                       403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).
                     . Distributions from Qualified Retirement Plans. There
                       also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

                     Class C shares are offered at NAV, without any up-front
Investment C         sales charge. Therefore, all the money you send to the
Shares               Funds is used to purchase Fund shares. If you sell your
                     Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


Reinstatement        If you have sold Investment A or C shares and decide to
Privilege            reinvest in the Fund within a 90 day period, you will not
                     be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.


Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees         and investment representatives for services and expenses
                     related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.


                     The 12b-1 fees vary by share class as follows:

                     . Investment A shares may pay a 12b-1 fee of up to 0.25%
                       of the average daily net assets of a Fund.
                     . Investment C shares pay a 12b-1 fee of up to 1.00% of
                       the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

            Shareholder Information


                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dealers              BISYS, the distributor of Fund shares, in its discretion,
Incentives           may pay all dealers selling Investment A shares all or a
                     portion of the sales charges it normally retains.

                     All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment C shares, because Investment A shares have lower operating expenses.


DIVIDENDS AND        Distributions are made on a per share basis regardless of
CAPITAL GAINS        how long you've owned your shares. Therefore, if you
                     invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                     Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond
                     Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

TAXATION

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Shareholder Information


Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company
(PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                           Fifth Third Quality Growth Fund
                                           Investment A Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 1999       1998      1997      1996     1995
Per Share Data                 --------   --------  --------  --------  -------
Net Asset Value, Beginning of
 Period                        $  20.26   $  19.23  $  13.16  $  11.79  $  9.70
--------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)     (0.06)      0.03      0.08      0.12     0.14
 Net realized and unrealized
  gains/(losses) from
  investments                      5.06       2.49      6.75      1.37     2.09
--------------------------------------------------------------------------------
Total from Investment
 Operations                        5.00       2.52      6.83      1.49     2.23
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income              --       (0.03)    (0.09)    (0.12)   (0.14)
 Net realized gains on
  vestments                       (1.95)     (1.46)    (0.67)      --       --
Total Distributions               (1.95)     (1.49)    (0.76)    (0.12)   (0.14)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $  23.31   $  20.26  $  19.23  $  13.16  $ 11.79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                          26.48%     14.12%    54.02%    12.69%   23.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                          1.21%      1.00%     1.00%     0.99%    1.00%
 Net investment income/(loss)     (0.29%)     0.10%     0.45%     0.98%    1.44%
 Expense
  waiver/reimbursement(b)          0.08%      0.37%     0.36%     0.03%    0.05%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $116,963   $520,068  $399,683  $134,469  $82,594
 Portfolio turnover(c)               34%        45%       37%       37%      34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights

                                           Fifth Third Quality Growth Fund
                                           Investment C Shares

                                      Year Ended July 31,        Period Ended
                                      ------------------------     July 31,
                                       1999     1998     1997       1996*
Per Share Data                        ------   ------   ------   ------------
Net Asset Value, Beginning of Period  $20.10   $19.18   $13.16      $13.37
------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)          (0.18)   (0.07)   (0.03)        --
 Net realized and unrealized
  gains/(losses) from investments       5.00     2.45     6.72       (0.21)
Total from Investment Operations        4.82     2.38     6.69       (0.21)
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                   --       --       --          --
 Net realized gain on investment       (1.95)   (1.46)   (0.67)        --
Total Distributions                    (1.95)   (1.46)   (0.67)        --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period        $22.97   $20.10   $19.18      $13.16
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)   25.76 %  13.41 %  52.79 %     12.50%(d)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                               1.80 %   1.63 %   1.75 %      1.77%(a)
 Net investment income/(loss)          (0.89)%  (0.54)%  (0.32)%      0.26%(a)
 Expense waiver/reimbursement(b)        0.30 %   0.39 %   0.26 %      0.06%(a)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $9,775   $8,357   $3,146      $  420
 Portfolio turnover(c)                    34 %     45 %     37 %        37%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.

            Financial Highlights

                                           Fifth Third Equity Income Fund
                                           Investment A Shares

                                        Year Ended July
                                              31,          Period ended
                                        -----------------    July 31,
                                         1999      1998       1997*
Per Share Data                          -------  --------  ------------
Net Asset Value, Beginning of Period    $ 15.38  $  14.44    $  12.00
-------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)              0.29      0.26        0.15
 Net realized and unrealized gains from
  investments                              1.19      2.43        2.43
-------------------------------------------------------------------------
 Total from Investment Operations          1.48      2.69        2.58
-------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                    (0.23)    (0.27)      (0.14)
 In excess of net investment income         --        --          --
 Net realized gain on investments         (1.45)    (1.48)        --
-------------------------------------------------------------------------
 Total Distributions                      (1.68)    (1.75)      (0.14)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Net Asset Value, End of Period          $ 15.18  $  15.38    $  14.44
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Return (excludes sales charge)       9.90%    19.57%      21.64%(a)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                  1.27%     1.01%       1.06%(b)
 Net investment income                     1.58%     1.73%       2.32%(b)
 Expense waiver/reimbursement(c)           0.10%     0.43%       0.42%(b)
-------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)     $20,268  $150,404    $120,324
 Portfolio turnover(d)                       69%       41%         28%
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            Financial Highlights

                                           Fifth Third Equity Income Fund
                                           Investment C Shares


                                                  Year Ended
                                                   July 31,      Period ended
                                                 --------------    July 31,
                                                  1999    1998      1997*
Per Share Data                                   ------  ------  ------------
Net Asset Value, Beginning of Period             $15.39  $14.45     $12.00
------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income                             0.14    0.17       0.10
 Net realized and unrealized gains/(losses) from
  investments                                      1.26    2.41       2.45
 Total from Investment Operations                  1.40    2.58       2.55
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                            (0.15)  (0.16)     (0.10)
 In excess of net investment income                 --      --         --
 Net realized gain on investments                 (1.45)  (1.48)       --
------------------------------------------------------------------------------
 Total Distributions                              (1.60)  (1.64)     (0.10)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period                   $15.19  $15.39     $14.45
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)               9.34%  18.72%     21.30%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                          1.83%   1.57%      1.81%(b)
 Net investment income                             0.88%   1.21%      1.56%(b)
 Expense waiver/reimbursement(c)                   0.30%   0.52%      0.26%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)              $1,433  $  968     $   92
 Portfolio turnover(d)                               69%     41%        28%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                            Fifth Third Cardinal Fund***
                                            Investment A Shares

                          Period ended         Year Ended September 30,
                            July 31,      --------------------------------------
                             1999*          1998      1997      1996      1995
Per Share Data            ------------    --------  --------  --------  --------
Net Asset Value,
 Beginning of Period        $  14.87      $  16.65  $  13.13  $  13.23  $  12.73
---------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income         (0.01)         0.14      0.14      0.25      0.36
 Net realized and
  unrealized
  gains/(losses) from
  investments                   5.08          0.27      4.64      1.95      1.32
Total from Investment
 Operations                     5.07          0.41      4.78      2.20      1.68
---------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         (0.01)        (0.14)    (0.13)    (0.26)    (0.35)
 In excess of net
  investment income              --          (0.04)      --        --        --
 Net realized gains            (0.55)        (2.01)    (1.13)    (2.04)    (0.83)
---------------------------------------------------------------------------------
Total Distributions            (0.56)        (2.19)    (1.26)    (2.30)    (1.18)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $  19.38      $  14.87  $  16.65  $  13.13  $  13.23
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                 34.60% (a)     2.50%    39.17%    17.96%    14.84%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                       1.04% (b)     0.92%     1.06%     0.75%     0.70%
 Net investment
  income/(loss)                (0.07%)(b)     0.76%     0.97%     1.90%     2.89%
 Expense
  waiver/reimbursement(c)       0.07% (b)     0.09%     0.06%     0.10%     0.00%
---------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)             $243,790      $232,903  $267,908  $229,042  $226,181
 Portfolio turnover(d)            15%           15%       13%       58%       20%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

            Financial Highlights
                                                    Fifth Third Cardinal Fund***
                                                    Investment C Shares

                                                             Period ended
                                                               July 31,
                                                                1999**
Per Share Data                                               ------------
Net Asset Value, Beginning of Period                            $15.63
---------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                                           (0.05)
 Net realized and unrealized gains/(losses) from investments      4.19
Total from Investment Operations                                  4.14
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             --
 In excess of net investment income                                --
 Net realized gains                                              (0.55)
---------------------------------------------------------------------------
Total Distributions                                              (0.55)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period                                  $19.22
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)                             26.99% (a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                         1.65% (b)
 Net investment income/(loss)                                    (0.66%)(b)
 Expense waiver/reimbursement(c)                                  0.24% (b)
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                             $  839
 Portfolio turnover(d)                                              15%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*   Reflects operations for the period from October 1, 1998 through July 31,
    1999.
** Reflects operations for the period from October 22, 1998 (date of commencement of operations) to July 31, 1999.
*** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                             Fifth Third Pinnacle Fund*
                                             Investment A Shares

                          Year ended  Period ended        Year Ended December 31,
                           July 31,     July 31,      ----------------------------------
                             1999        1998**        1997     1996     1995     1994
Per Share Data            ----------  ------------    -------  -------  -------  -------
Net Asset Value,
 Beginning of Period       $ 32.35      $ 27.71       $ 23.96  $ 22.47  $ 18.83  $ 21.15
------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment
  income/(loss)              (0.09)       (0.02)         0.13     0.05     0.11     0.09
 Net realized and
  unrealized gain from
  investments                 5.57         5.13          8.25     5.04     6.54    (0.34)
------------------------------------------------------------------------------------------
Total from Investment
 Operations                   5.48         5.11          8.38     5.09     6.65    (0.25)
------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --           --          (0.13)   (0.05)   (0.11)   (0.09)
 Net realized gain on
  investments                (0.63)       (0.47)        (4.50)   (3.55)   (2.90)   (1.98)
Total Distributions          (0.63)       (0.47)        (4.63)   (3.60)   (3.01)   (2.07)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                    $ 37.20      $ 32.35       $ 27.71  $ 23.96  $ 22.47  $ 18.83
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return (excludes
 sales charge)               17.18%       18.58% (a)    35.40%   22.50%   35.40%   (1.10%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                     1.41%        1.28% (b)     1.12%    1.16%    1.14%    1.15%
 Net investment
  income/(loss)              (0.47%)      (0.12%)(b)     0.46%    0.18%    0.44%    0.41%
 Expense
  waiver/reimbursement(c)     0.02%        0.30% (b)     0.00%    0.00%    0.00%    0.00%
------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)            $49,936      $35,549       $22,272  $16,461  $14,673  $13,014
 Portfolio turnover(d)          51%          38%           50%      44%      68%      91%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

            Financial Highlights
                                                      Fifth Third Pinnacle Fund*
                                                      Investment C Shares

                                                   Year ended Period ended
                                                    July 31,    July 31,
                                                      1999      1998***
Per Share Data                                     ---------- ------------
Net Asset Value, Beginning of Period                 $32.28      $30.16
----------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                         (0.23)      (0.04)
 Net realized and unrealized gain from investments     5.50        2.16
----------------------------------------------------------------------------
 Total from Investment Operations                      5.27        2.12
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                  --          --
 Net realized gain on investments                     (0.63)        --
----------------------------------------------------------------------------
 Total Distributions                                  (0.63)        --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net Asset Value, End of Period                       $36.92      $32.28
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return (excludes sales charge)                  16.56%       7.07% (a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                              1.95%       2.17% (b)
 Net investment income/(loss)                         (1.00%)     (0.84%)(b)
 Expense waiver/reimbursement(c)                       0.26%       0.42% (b)
----------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                  $6,653      $  922
 Portfolio turnover(d)                                   51%         38%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.
** Reflects the period of operations from January 1, 1998 to July 31, 1998. *** Reflects the period of operations for the period March 9, 1998 (date of commencement of operations) to July 31, 1998.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                       Fifth Third Balanced Fund
                                                       Investment A Shares

                                             Year ended July 31,
                                  ---------------------------------------------
                                   1999      1998      1997     1996     1995
Per Share Data                    -------  --------  --------  -------  -------
Net Asset Value, Beginning of
 Period                           $ 14.99  $  15.33  $  11.75  $ 11.28  $  9.70
--------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income               0.20      0.27      0.27     0.27     0.28
 Net realized and unrealized
  from investments                   1.86      0.92      4.06     0.47     1.57
--------------------------------------------------------------------------------
Total from Investment Operations     2.06      1.19      4.33     0.74     1.85
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income              (0.19)    (0.28)    (0.26)   (0.27)   (0.27)
 Net realized gain on
  investments                       (0.74)    (1.25)    (0.49)     --       --
--------------------------------------------------------------------------------
Total Distributions                 (0.93)    (1.53)    (0.75)   (0.27)   (0.27)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period    $ 16.12  $  14.99  $  15.33  $ 11.75  $ 11.28
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                            14.30%     8.41%    38.45%    6.52%   19.37%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                            1.28%     1.00%     1.00%    1.00%    1.00%
 Net investment income/(loss)        1.22%     1.84%     2.05%    2.31%    2.73%
 Expense waiver/reimbursement(b)     0.06%     0.43%     0.40%    0.06%    0.06%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                          $79,686  $173,177  $122,765  $92,808  $58,075
 Portfolio turnover(c)                128%      135%      101%      61%      58%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights

                                                      Fifth Third Balanced Fund
                                                      Investment C Shares

                                      Year ended July 31,     Period ended
                                      ----------------------    July 31,
                                       1999    1998    1997      1996*
Per Share Data                        ------  ------  ------  ------------
Net Asset Value, Beginning of Period  $15.01  $15.34  $11.75     $12.13
---------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                  0.11    0.17    0.16       0.05
 Net realized and unrealized from
  investments                           1.88    0.92    4.08      (0.39)
---------------------------------------------------------------------------
Total from Investment Operations        1.99    1.09    4.24      (0.34)
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.13)  (0.17)  (0.16)     (0.04)
 Net realized gain on investments      (0.74)  (1.25)  (0.49)       --
---------------------------------------------------------------------------
Total Distributions                    (0.87)  (1.42)  (0.65)     (0.04)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period        $16.13  $15.01  $15.34     $11.75
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)   13.78%   7.67%  37.52%      6.32%(d)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                               1.76%   1.58%   1.75%      1.78%(a)
 Net investment income/(loss)           0.78%   1.24%   1.30%      1.60%(a)
 Expense waiver/reimbursement(b)        0.29%   0.49%   0.30%      0.07%(a)
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $6,692  $4,796  $1,155     $  264
 Portfolio turnover(c)                   128%    135%    101%        61%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for Investment C shares for the period from April 25, 1996 to July 31, 1996.

            Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                        Investment A Shares

                                          Year ended July 31,
                               -----------------------------------------------
                                1999       1998       1997     1996     1995
Per Share Data                 -------   --------   --------  -------  -------
Net Asset Value, Beginning of
 Period                        $ 16.19   $  16.98   $  12.60  $ 12.59  $ 10.10
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)    (0.10)     (0.03)      0.02     0.06     0.08
 Net realized and unrealized
  gains/(losses) from
  investments                     1.17       0.98       5.55     0.11     2.48
-------------------------------------------------------------------------------
 Total from Investment
  Operations                      1.07       0.95       5.57     0.17     2.56
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             --         --       (0.02)   (0.07)   (0.07)
 In excess of net investment
  income                           --         --       (0.02)     --       --
 Net realized gains              (1.44)     (1.74)     (1.15)   (0.09)     --
-------------------------------------------------------------------------------
 Total Distributions             (1.44)     (1.74)     (1.19)   (0.16)   (0.07)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $ 15.82   $  16.19   $  16.98  $ 12.60  $ 12.59
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                          7.29%      5.69%     47.17%    1.27%   25.45%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                         1.28%      1.01%      1.00%    1.00%    1.00%
 Net investment income/(loss)    (0.59%)    (0.19%)     0.10%    0.42%    0.77%
 Expense
  waiver/reimbursement(b)         0.11%      0.40%      0.37%    0.06%    0.18%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $27,966   $217,547   $186,066  $72,663  $47,184
 Portfolio turnover(c)              49%        44%        52%      54%      23%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights

                                         Fifth Third Mid Cap Fund
                                         Investment C Shares

                                      Year ended July 31,        Period ended
                                      ------------------------     July 31,
                                       1999     1998     1997       1996*
Per Share Data                        ------   ------   ------   ------------
Net Asset Value, Beginning of Period  $15.98   $16.88   $12.59      $13.72
-------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)          (0.18)   (0.05)   (0.07)      (0.01)
 Net realized and unrealized
  gains/(losses) from investments       1.16     0.89     5.51       (1.12)
-------------------------------------------------------------------------------
 Total from Investment Operations       0.98     0.84     5.44       (1.13)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                   --       --       --          --
 In excess of net investment income      --       --       --          --
 Net realized gain on investment       (1.44)   (1.74)   (1.15)        --
-------------------------------------------------------------------------------
 Total Distributions                   (1.44)   (1.74)   (1.15)        --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period        $15.52   $15.98   $16.88      $12.59
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales charge)    6.79%    5.03%   46.05%       1.11% (d)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                               1.85%    1.61%    1.75%       1.78% (a)
 Net investment income/(loss)          (1.07%)  (0.81%)  (0.62%)     (0.51%)(a)
 Expense waiver/reimbursement(b)        0.32%    0.44%    0.27%       0.06% (a)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $  794   $1,049   $  439      $  229
 Portfolio turnover(c)                    49%      44%      52%         54%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

            Financial Highlights

                                        Fifth Third International Equity Fund
                                        Investment A Shares

                                 Year ended July 31,            Period ended
                          ------------------------------------    July 31,
                           1999     1998      1997      1996       1995*
Per Share Data            ------  --------  --------  --------  ------------
Net Asset Value,
 Beginning of Period      $12.56  $  12.05  $  10.74  $   9.83    $ 10.00
------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment
  income/(loss)             0.03      0.09      0.04      0.01       0.05
 Net realized and
  unrealized
  gains/(losses) from
  investments               0.49      1.31      2.15      0.90      (0.22)
------------------------------------------------------------------------------
 Total from Investment
  Operations                0.52      1.40      2.19      0.91      (0.17)
------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income     (0.08)    (0.59)    (0.66)      --         --
 In excess of net
  investment income        (0.09)      --      (0.16)      --         --
 Net realized gains        (0.07)    (0.30)    (0.06)      --         --
------------------------------------------------------------------------------
 Total Distributions       (0.24)    (0.89)    (0.88)      --         --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of
 Period                   $12.84  $  12.56  $  12.05  $  10.74    $  9.83
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes
 sales charge)              4.23%    13.29%    21.78%     9.26%     (1.70%)(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                   1.52%     1.47%     1.38%     1.61%      1.65% (b)
 Net investment
  income/(loss)             0.03%     0.66%     0.39%     0.32%      0.62% (b)
 Expense
  waiver/reimbursement(c)   0.18%     0.35%     0.35%     0.05%      0.07% (b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)           $5,821  $163,297  $151,728  $120,349    $86,442
 Portfolio turnover(d)        42%       39%       60%       41%        54%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

            Financial Highlights

                                        Fifth Third International Equity Fund
                                        Investment C Shares

                                      Year ended July 31,        Period ended
                                      ------------------------     July 31,
                                       1999     1998     1997       1996**
Per Share Data                        ------   ------   ------   ------------
Net Asset Value, Beginning of Period  $12.51   $12.01   $10.71      $11.21
------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)            --     (0.06)   (0.02)       0.01
 Net realized and unrealized gains/
  (losses) from investments             0.46     1.39     2.16       (0.51)
------------------------------------------------------------------------------
 Total from Investment Operations       0.46     1.33     2.14       (0.50)
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.14)   (0.53)   (0.46)        --
 In excess of net investment income      --       --     (0.32)        --
 Net realized gains                    (0.07)   (0.30)   (0.06)        --
------------------------------------------------------------------------------
 Total Distributions                   (0.21)   (0.83)   (0.84)        --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period        $12.76   $12.51   $12.01      $10.71
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)    3.79%   12.57%   21.25%       8.95%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                               2.25%    2.22%    2.13%       2.34%(b)
 Net investment income/(loss)          (0.08%)  (0.09%)  (0.28%)      0.76%(b)
 Expense waiver/reimbursement(c)        0.25%    0.25%    0.25%       0.00%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $  235   $  291   $  210      $   57
 Portfolio turnover(d)                    42%      39%      60%         41%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from August 19, 1994 (date of commencement of operations) to July 31, 1995.
** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                         Fifth Third Bond Fund For Income
                                         Investment A Shares

                                            Year ended July
                                                  31,          Period ended
                                            -----------------    July 31,
                                             1999      1998       1997*
Per Share Data                              -------  --------  ------------
Net Asset Value, Beginning of Period        $ 12.19  $  12.19    $  12.00
-----------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                  0.71      0.68        0.37
 Net realized and unrealized gains/(losses)
  from investments                            (0.41)     0.06        0.18
-----------------------------------------------------------------------------
 Total from Investment Operations              0.30      0.74        0.55
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                        (0.59)    (0.69)      (0.36)
 In excess from net investments                 --        --          --
 Net realized gains                           (0.21)    (0.05)        --
-----------------------------------------------------------------------------
 Total Distributions                          (0.80)    (0.74)      (0.36)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Asset Value, End of Period              $ 11.69  $  12.19    $  12.19
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return (excludes sales charge)           2.42%     6.23%       4.64%(a)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                      0.97%     0.75%       0.79%(b)
 Net investment income/(loss)                  4.80%     5.54%       6.08%(b)
 Expense waiver/reimbursement(c)               0.05%     0.42%       0.42%(b)
-----------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)         $40,508  $188,071    $157,108
 Portfolio turnover(d)                          104%      127%        157%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

            Financial Highlights
                                                Fifth Third Bond Fund For Income
                                                Investment C Shares

                                                  Year ended
                                                   July 31,      Period ended
                                                 --------------    July 31,
                                                  1999   1998**     1997*
Per Share Data                                   ------  ------  ------------
Net Asset Value, Beginning of Period             $12.19  $12.18     $12.00
------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                      0.53    0.60      (0.01)
 Net realized and unrealized gains/(losses) from
  investments                                     (0.29)   0.05       0.50
------------------------------------------------------------------------------
 Total from Investment Operations                  0.24    0.65       0.49
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                            (0.53)  (0.59)     (0.22)
 In excess of net investment income                 --      --       (0.09)
 Net realized gains                               (0.21)  (0.05)       --
------------------------------------------------------------------------------
 Total Distributions                              (0.74)  (0.64)     (0.31)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.69  $12.19     $12.18
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)               1.92%   5.50%      4.18%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                          1.54%   1.34%      1.54%(b)
 Net investment income/(loss)                      3.40%   4.89%      4.20%(b)
 Expense waiver/reimbursement(c)                   0.28%   0.32%      0.26%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)              $  567  $  230     $    6
 Portfolio turnover(d)                              104%    127%       157%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**  Per share information is calculated using the average share method.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                            Fifth Third Quality Bond Fund
                                            Investment A Shares

                                            Year ended July 31,
                                  -------------------------------------------
                                   1999     1998     1997     1996     1995
Per Share Data                    ------  --------  -------  -------  -------
Net Asset Value, Beginning of
 Period                           $ 9.96  $   9.85  $  9.52  $  9.72  $  9.55
------------------------------------------------------------------------------
Investment Operations
 Net investment income/(loss)       0.65      0.54     0.55     0.56     0.64
 Net realized and unrealized
  gains/(losses) from investments  (0.51)     0.12     0.32    (0.19)    0.17
------------------------------------------------------------------------------
 Total from Investment Operations   0.14      0.66     0.87     0.37     0.81
------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.47)    (0.55)   (0.54)   (0.57)   (0.64)
 In excess of net investment
  income                             --        --       --       --       --
 Net realized gains                (0.11)      --       --       --       --
------------------------------------------------------------------------------
 Total Distributions               (0.58)    (0.55)   (0.54)   (0.57)   (0.64)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period    $ 9.52  $   9.96  $  9.85  $  9.52  $  9.72
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                            1.26%     6.91%    9.43%    3.86%    8.89%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                           0.92%     0.75%    0.75%    0.75%    0.75%
 Net investment income/(loss)       4.85%     5.50%    5.71%    5.80%    6.72%
 Expense waiver/reimbursement(b)    0.17%     0.45%    0.41%    0.06%    0.09%
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                          $9,826  $107,794  $91,789  $83,422  $55,767
 Portfolio turnover(c)               349%      279%     181%     117%     138%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

            Financial Highlights

                                            Fifth Third Quality Bond Fund
                                            Investment C Shares

                                             Year ended July
                                                   31,           Period ended
                                            -------------------    July 31,
                                            1999   1998   1997      1996*
Per Share Data                              -----  -----  -----  ------------
Net Asset Value, Beginning of Period        $9.95  $9.86  $9.53     $9.62
-----------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                0.43   0.48   0.49      0.14
 Net realized and unrealized gains/(losses)
  from investments                          (0.33)  0.09   0.32     (0.08)
-----------------------------------------------------------------------------
 Total from Investment Operations            0.10   0.57   0.81      0.06
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                      (0.43) (0.48) (0.48)    (0.15)
 In excess of net investment income           --     --     --        --
 Net realized gains                         (0.11)   --     --        --
-----------------------------------------------------------------------------
 Total Distributions                        (0.54) (0.48) (0.48)    (0.15)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Asset Value, End of Period              $9.51  $9.95  $9.86     $9.53
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return (excludes sales charge)         0.75%  5.92%  8.68%     3.71%(d)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                    1.43%  1.50%  1.50%     1.52%(a)
 Net investment income/(loss)                4.23%  4.76%  4.97%     5.03%(a)
 Expense waiver/reimbursement(b)             0.36%  0.35%  0.31%     0.09%(a)
-----------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)         $ 811  $ 399  $ 204     $ 162
 Portfolio turnover(c)                        349%   279%   181%      117%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.

            Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                     Investment A Shares

                                              Year Ended July 31,
                                     ------------------------------------------
                                      1999    1998     1997     1996     1995
Per Share Data                       ------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period                              $ 9.82  $  9.75  $  9.55  $  9.77  $  9.64
--------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)          0.55     0.52     0.54     0.55     0.58
 Net realized and unrealized
  gains/(losses) from investments     (0.26)    0.07     0.19    (0.20)    0.13
--------------------------------------------------------------------------------
 Total from Investment Operations      0.29     0.59     0.73     0.35     0.71
--------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.47)   (0.52)   (0.53)   (0.57)   (0.58)
--------------------------------------------------------------------------------
 Total Distributions                  (0.47)   (0.52)   (0.53)   (0.57)   (0.58)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.64  $  9.82  $  9.75  $  9.55  $  9.77
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               2.89%    6.17%    7.83%    3.63%    7.66%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                              0.95%    0.75%    0.75%    0.75%    0.75%
 Net investment income/(loss)          4.62%    5.30%    5.56%    5.67%    5.98%
 Expense waiver/reimbursement(b)       0.33%    0.53%    0.50%    0.29%    0.39%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $5,192  $41,550  $42,414  $30,754  $25,054
 Portfolio turnover(c)                   93%     155%     169%     103%     115%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                     Investment C Shares

                                             Year Ended July
                                                   31,           Period ended
                                            -------------------    July 31,
                                            1999   1998   1997      1996*
Per Share Data                              -----  -----  -----  ------------
Net Asset Value, Beginning of Period        $9.80  $9.75  $9.56     $9.65
-----------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                0.41   0.46   0.46      0.16
 Net realized and unrealized gains/(losses)
  from investments                          (0.18)  0.04   0.19     (0.10)
-----------------------------------------------------------------------------
 Total from Investment Operations            0.23   0.50   0.65      0.06
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                      (0.42) (0.45) (0.46)    (0.15)
-----------------------------------------------------------------------------
 Total Distributions                        (0.42) (0.45) (0.46)    (0.15)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Asset Value, End of Period              $9.61  $9.80  $9.75     $9.56
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return (excludes sales charge)         2.31%  5.19%  6.92%     3.48%(d)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                    1.40%  1.50%  1.50%     1.52%(a)
 Net investment income/(loss)                4.20%  4.56%  4.82%     4.80%(a)
 Expense waiver/reimbursement(b)             0.54%  0.43%  0.40%     0.37%(a)
-----------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)         $ 431  $ 118  $  75     $  49
 Portfolio turnover(c)                         93%   155%   169%      103%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

 * Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

            Financial Highlights

                                          Fifth Third Municipal Bond Fund
                                          Investment A Shares

                                           Year ended July 31,   Period ended
                                           --------------------    July 31,
                                             1999       1998        1997*
Per Share Data                             --------- ----------  ------------
Net Asset Value, Beginning of Period       $  12.24  $    12.33    $  12.00
-------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                  0.45        0.50        0.28
 Net realized and unrealized
  gains/(losses) from investments             (0.25)       0.01        0.32
-------------------------------------------------------------------------------
 Total from Investment Operations              0.20        0.51        0.60
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                        (0.44)      (0.51)      (0.27)
 In excess of net investment income/(loss)      --          --          --
 Net realized gains                           (0.21)      (0.09)        --
-------------------------------------------------------------------------------
 Total Distributions                          (0.65)      (0.60)      (0.27)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period             $  11.79  $    12.24    $  12.33
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales charge)           1.56%       4.28%       5.04%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                      0.81%       0.76%       0.81%(b)
 Net investment income/(loss)                  3.99%       4.09%       4.44%(b)
 Expense waiver/reimbursement(c)               0.31%       0.45%       0.42%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)        $    386  $  117,333    $101,616
 Portfolio turnover(d)                          110%        121%         63%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights

                                           Fifth Third Municipal Bond Fund
                                           Investment C Shares

                                                       Period ended
                                            Year ended   July 31,
                                             July 31,  -----------------
                                             1999***   1998**     1997*
Per Share Data                              ---------- ------     ------
Net Asset Value, Beginning of Period           $--     $12.33     $12.00
----------------------------------------------------------------------------
Investment Operations
 Net investment income/(loss)                            0.18      (0.20)
 Net realized and unrealized gains/(losses)
  from investments                              --       0.07       0.75
----------------------------------------------------------------------------
 Total from Investment Operations               --       0.25       0.55
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                  (0.18)     (0.16)
 In excess of net investment income             --        --       (0.06)
 Net realized gains                                     (0.09)       --
----------------------------------------------------------------------------
 Total Distributions                            --      (0.27)     (0.22)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net Asset Value, End of Period                  --     $12.31     $12.33
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return (excludes sales charge)            N/A      2.03%(a)   4.65%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                       N/A      1.51%(b)   1.56%(b)
 Net investment income/(loss)                   N/A      3.41%(b)   3.09%(b)
 Expense waiver/reimbursement(c)                N/A      0.37%(b)   0.26%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)            $--     $  --      $   11
 Portfolio turnover(d)                          110%      121%        63%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
 ** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information information is calculated using the average share method for Investment C Shares.
*** As of July 31, 1999, no shares or assets existed in the Investment C
    Shares. The Municipal Bond Investment C Shares continue to be open for investment with an offering price equal to the Municpal Bond Fund Investment A Shares.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                             Fifth Third Ohio Tax Free Bond Fund
                                             Investment A Shares

                                            Year Ended July 31,
                                 ---------------------------------------------
                                  1999      1998      1997     1996     1995
Per Share Data                   -------  --------  --------  -------  -------
Net Asset Value, Beginning of
 Period                          $ 10.29  $  10.31  $  10.01  $  9.99  $  9.75
-------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment income              0.46      0.42      0.43     0.40     0.42
 Net realized and unrealized
  gains/(losses) from
  investments                      (0.29)     0.02      0.30     0.03     0.24
-------------------------------------------------------------------------------
 Total from Investment
  Operations                        0.17      0.44      0.73     0.43     0.66
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.38)    (0.42)    (0.43)   (0.41)   (0.42)
 In excess of net investment
  income                             --        --        --       --       --
 Net realized gains                (0.06)    (0.04)      --       --       --
-------------------------------------------------------------------------------
 Total Distributions               (0.44)    (0.46)    (0.43)   (0.41)   (0.42)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 10.02  $  10.29  $  10.31  $ 10.01  $  9.99
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                            1.63%     4.38%     7.49%    4.33%    7.02%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                           1.00%     0.74%     0.75%    0.74%    0.35%
 Net investment income/(loss)       3.68%     4.09%     4.27%    4.01%    4.36%
 Expense waiver/reimbursement(b)    0.21%     0.43%     0.37%    0.32%    0.77%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                         $22,008  $188,966  $168,800  $35,463  $28,315
 Portfolio turnover(c)                47%       42%       49%      30%      27%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights

                                        Fifth Third Ohio Tax Free Bond Fund
                                        Investment C Shares

                                      Year Ended July 31,     Period ended
                                      ----------------------    July 31,
                                       1999    1998    1997      1996*
Per Share Data                        ------  ------  ------  ------------
Net Asset Value, Beginning of Period  $10.28  $10.31  $10.00     $10.02
---------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                  0.33    0.35    0.36       0.10
 Net realized and unrealized
  gains/(losses) from investments      (0.21)   0.01    0.31      (0.01)
---------------------------------------------------------------------------
 Total from Investment Operations       0.12    0.36    0.67       0.09
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.33)  (0.35)  (0.35)     (0.11)
 In excess of net investment income      --      --    (0.01)       --
 Net realized gains                    (0.06)  (0.04)    --         --
---------------------------------------------------------------------------
 Total Distributions                   (0.39)  (0.39)  (0.36)     (0.11)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period        $10.01  $10.28  $10.31     $10.00
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)    1.13%   3.56%   6.84%      3.98%(d)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                               1.55%   1.49%   1.50%      1.52%(a)
 Net investment income/(loss)           3.05%   3.33%   3.51%      3.41%(a)
 Expense waiver/reimbursement(b)        0.38%   0.33%   0.27%      0.28%(a)
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $1,071  $  584  $  248     $   38
 Portfolio turnover(c)                    47%     42%     49%        30%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

 * Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1999.
(a) Annualized.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for Investment C shares for the period from April 24, 1996 to July 31, 1996.

Addresses
--------------------------------------------------------------------------------

Fifth Third Quality Growth Fund                  Fifth Third Funds
Fifth Third Equity Income Fund                   c/o Fifth Third Bank
Fifth Third Cardinal Fund                        38 Fountain Square Plaza
Fifth Third Pinnacle Fund                        Cincinnati, Ohio 45263
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

--------------------------------------------------------------------------------

Investment Advisor                               Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor (Pinnacle Fund only)          Heartland Capital Management,
                                                  Inc.
                                                 251 North Illinois Street,
                                                  Suite 300
                                                 Indianapolis, Indiana 46204

--------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)     Morgan Stanley Asset
                                                  Management, Inc.
                                                 1221 Avenue of the Americas
                                                 New York, New York 10020

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
 Disbursing Agent, and Sub-Administrator         Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                    BISYS Fund Services, L.P.
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                             Ernst & Young LLP
                                                 1300 Chiquita Center
                                                 250 East Fifth Street
                                                 Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectus of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                              Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 .  For a fee, by writing the Public Reference Section of the Commission,
   Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
 .  At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO]Fifth Third Funds

Investment Company file no. 811-5669

[LOGO]
Fifth Third Funds

                            [PICTURE]


Fifth Third Funds
Stock and Bond Mutual Funds

Institutional Shares

Working hard to build your wealth

                                            QUALITY GROWTH FUND

                                            EQUITY INCOME FUND

                                            CARDINAL FUND

                                            PINNACLE FUND

                                            BALANCED FUND

                                            MID CAP FUND

                                            INTERNATIONAL EQUITY FUND

                                            BOND FUND FOR INCOME

                                            QUALITY BOND FUND

                                            U.S. GOVERNMENT SECURITIES FUNDS

                                            MUNICIPAL BOND FUND

                                            OHIO TAX FREE BOND FUND


=================
Prospectus
November 30, 1999

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                                             Table of Contents

                                   Objectives, Strategies and Risks
--------------------------------------------------------------------------------
                                   3   Overview
                                   4   Stock Funds
                                   18  Bond Funds
                                   Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------
                                   28  Fee Tables
                                   30  Expense Examples
                                   Additional Information About the Funds'
                                   Investments
--------------------------------------------------------------------------------
                                   31
                                   Fund Management
--------------------------------------------------------------------------------
                                   33  Investment Advisors and Subadvisor
                                   33  Portfolio Managers
                                   34  Fund Administration
                                   Shareholder Information
--------------------------------------------------------------------------------
                                   35  Purchasing and Selling Fund Shares
                                   35  Purchasing and Adding to Your Shares
                                   36  Selling Your Shares
                                   37  Exchanging Your Shares
                                   37  Dividends and Capital Gains
                                   38  Taxation
                                   Financial Highlights
--------------------------------------------------------------------------------
                                   40
                                   Back Cover
--------------------------------------------------------------------------------
                                     Where to learn more about Fifth Third Funds

            Objectives, Strategies and Risks

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Asset Management, Inc. ("MSAM") acts as investment subadvisor to Fifth Third International Fund.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

            Fifth Third Quality Growth Fund

                                     [LOGO]

Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of high quality
Strategies          growth companies.

                    High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the
An investment in    potential for extended periods of lackluster performance.
the Fund is not
a deposit of        Stocks that pay regular dividends tend to be less volatile
Fifth Third Bank    than stocks that do not. A regular dividend provides
or any other        investors some return of their investment, to an extent,
bank and is not     supporting the stock's price, even during periods when the
insured or          prices of equity securities generally are falling.
guaranteed by       However, dividend-paying stocks, especially those that pay
the FDIC or any     significant dividends, also tend to appreciate less
other government    quickly than stocks of companies in emerging markets,
agency.             which tend to reinvest most profits into research,
                    development, plant and equipment to accommodate expansion.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Quality Growth Fund

                                     [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1989         29.69
1990          5.12
1991         34.38
1992          8.03
1993         -1.06
1994          0.07
1995         31.59
1996         23.68
1997         32.70
1998         30.05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q4 1998  28.18%
Worst quarter:   Q3 1990 -11.19%
Year to Date Return (12/31/98 to 9/30/99) 6.44%



                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1998)

                                                Past 5
                      Inception Date Past Year  Years  Past 10 Years  Since Inception
                        -------------------------------------------------------------
Investment A Shares*      1/1/83     24.22%     21.84%    18.05%          17.22%
                        -------------------------------------------------------------
                                                                     (Since 12/31/82)
S&P 500(R) Index                     28.58%     24.06%    19.19%           18.18%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Equity Income Fund

                                     [LOGO]

Fundamental         High level of current income consistent with capital
Objective           appreciation.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of large-
Strategies          capitalization companies, many of which are expected to
                    pay regular dividends, and convertible debt securities that at the time of investment, have above-average current yields. Large-capitalization companies have market capitalizations no smaller than 90% of the market capitalizations of the Companies in the S&P 500 Index.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and non-convertible corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden
An investment in    and unpredictable drops in value or periods of lackluster
the Fund is not     performance. The risks of investing in debt securities
a deposit of        include the tendency of bond prices to fall as interest
Fifth Third Bank    rates rise.
or any other
bank and is not     Significant investment in large companies also creates
insured or          various risks for the Fund. For instance, larger, more
guaranteed by       established companies tend to operate in mature markets,
the FDIC or any     which often are very competitive. Larger companies also do
other government    not tend to respond quickly to competitive challenges,
agency.             especially to challenges caused by technology and consumer preferences.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Equity Income Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

                            1989        24.57
                            1990        -1.21
                            1991        29.07
                            1992         4.61
                            1993         0.26
                            1994        -0.65
                            1995        30.73
                            1996        16.83
                            1997        38.15
                            1998        17.82

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q2 1997  15.29%
                          Worst quarter:   Q3 1990  -9.86%
                          Year to Date Return (12/31/98 to
                           9/30/99) -8.80%


                                               ------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                                -----------------

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares*      1/1/83     12.52%       18.74%       14.66%          15.33%
                        ------------------------------------------------------------------
                                                                          (Since 12/31/82)
S&P 500(R) Index                     28.58%       24.06%       19.19%          18.18%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Cardinal Fund

                                     [LOGO]

Fundamental         Long-term growth of capital and income. Current income is
Objective           a secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks that have the
Strategies          potential for long-term growth. Those stocks primarily are issued by large-capitalization, U.S. companies which the Fund believes are in a strong financial condition, have a significant market presence and have healthy growth prospects. Large-cap companies have, at the time of investment, market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P
                    500.

                    With income as a secondary objective, the Fund attaches some significance to a company's dividend payment history as well as prospects for future dividend growth.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Generally, growth oriented stocks may be sensitive to
Fifth Third Bank    market movements. The prices of growth stocks tend to
or any other        reflect future expectations, and when those expectations
bank and is not     change or are not met, share prices generally fall.
insured or
guaranteed by       Significant investment in large companies also creates
the FDIC or any     various risks for the Fund. For instance, larger, more
other government    established companies tend to operate in mature markets,
agency.             which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

            Fifth Third Cardinal Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1998        24.12

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q4 1998  24.12%
Worst quarter:   Q3 1998 -12.13%
Year to Date Return (12/31/98 to 9/30/99) 7.20%

Average Annual Total Returns (for the periods ended December 31, 1998)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       -------------------------------------------------------------------
Institutional Shares*      1/2/97     24.12%        N/A           N/A           27.77%
                       -------------------------------------------------------------------
                                                                           (Since 1/2/97)
S&P 500(R) Index                      28.58%        N/A           N/A           31.46%

--------------------------------------------------------------------------------
------
* For periods prior to September 21, 1998, reflects performance of Institutional Shares of The Cardinal Fund. On September 21, 1998, The Cardinal Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Cardinal Fund.

            Fifth Third Pinnacle Fund

                                     [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Generally, growth oriented stocks may be sensitive to
Fifth Third Bank    market movements. The prices of growth stocks tend to
or any other        reflect future expectations, and when those expectations
bank and is not     are not met, prices generally fall.
insured or
guaranteed by       Significant investment in large companies also creates
the FDIC or any     various risks for the Fund. For instance, larger, more
other government    established companies tend to operate in mature markets,
agency.             which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

            Fifth Third Pinnacle Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1989        30.97
1990        -3.14
1991        39.87
1992        -0.73
1993         3.31
1994        -1.12
1995        35.40
1996        22.44
1997        35.43
1998        32.83

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q4 1998  24.87%
Worst quarter:   Q3 1990 -15.34%
Year to Date Return (12/31/98 to 9/30/99) 0.87%

Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years   Since Inception
                      ---------------------------------------------------------------------
Investment A Shares*      3/4/85     26.83%       23.01%        17.76%          16.79%
                      ---------------------------------------------------------------------
                                                                            (Since 2/28/85)
S&P 500(R) Index                     28.58%       24.06%        19.19%          18.26%
-------------------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Balanced Fund

                                     [LOGO]

Fundamental         Capital appreciation and income.
Objective

Principal           Under normal market conditions, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in Common and preferred stocks and convertible convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in non-convertible corporate bonds and U.S. government securities and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not
An investment in    correctly anticipate the relative performance of the
the Fund is not     different asset classes in which it may invest.
a deposit of
Fifth Third Bank    To the extent the Fund invests in stocks and convertible
or any other        securities, it assumes the risks of equity investing,
bank and is not     including sudden and unpredictable drops in value and
insured or          periods of lackluster performance.
guaranteed by
the FDIC or any     Significant investments in large companies also creates
other government    various risks for the Fund. For instance, larger, more
agency.             established companies tend to operate in mature markets,
                    which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Balanced Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

                                [CHART]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares*
                           1989        26.57
                           1990         9.95
                           1991        30.13
                           1992         9.88
                           1993         1.74
                           1994        -1.03
                           1995        26.53
                           1996        14.23
                           1997        24.08
                           1998        17.87

Past performance does not indicate how the Fund will perform in the future.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q4 1998  17.81%
                          Worst quarter:   Q3 1998  -6.36%
                          Year to Date Return (12/31/98 to
                           9/30/99) 0.90%


                                               -------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                               -------------------

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares*      1/1/83     12.58%       14.85%       15.00%          16.01%
                        ------------------------------------------------------------------
                                                                          (Since 12/31/82)
S&P 500(R) Index                     28.58%       24.06%       19.19%          18.18%
                        ------------------------------------------------------------------
                                                                           (Since 1/1/83)
LBAB Index                           8.67%        7.27%         9.26%          10.18%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Returns information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Mid Cap Fund

                                     [LOGO]

Fundamental         Growth of Capital. Income is a secondary objective.
Objective

Principal           Under normal market conditions, the Fund expects to invest
Investment          at least 65% of total assets in common stocks of mid cap
Strategies          companies. Mid cap companies are companies with market
                    capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund also may invest in small cap stocks.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Stocks of medium-sized companies can be more sensitive to
Fifth Third Bank    long market declines than larger companies, in part
or any other        because they generally do not have the financial resources
bank and is not     that larger companies have. Generally, growth oriented
insured or          stocks are sensitive to market movements. The prices of
guaranteed by       growth stocks tend to reflect future expectations, and
the FDIC or any     when those expectations change or are not met, share
other government    prices generally fall.
agency.
                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Mid Cap Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

         Year-by-Year Total Returns as of 12/31 For Investment A Shares*

                           1989        29.05
                           1990         1.84
                           1991        46.01
                           1992         5.05
                           1993         1.38
                           1994         1.54
                           1995        26.03
                           1996        17.59
                           1997        32.64
                           1998         3.29

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q4 1998  18.88%
                          Worst quarter:   Q3 1990 -16.52%
                          Year to Date Return (12/31/98 to
                           9/30/99) -5.20%


                                               --------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                               --------------------

                          Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ----------------------------------------------------------------------
Investment A Shares*          1/1/85      -1.36%      14.52%       14.93%          15.12%
                        ----------------------------------------------------------------------
                                                                              (Since 12/31/84)
S&P Mid Cap 400(R) Index                  19.12%      18.85%       19.29%          18.60%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Returns information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third International Equity Fund

                                     [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of non-U.S.
Strategies          companies. The companies whose securities are represented
                    in the Fund's portfolio are located in at least three countries other than the U.S.

                    The Fund uses a top-down, bottom-up strategy of selecting its portfolio. It allocates assets among geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging markets. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index, which usually is the Morgan Stanley Capital International Index for that country. From time to time, however, the Fund may overweight or underweight industries represented in that index.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies, U.S. and non-U.S. government bonds and U.S. and non-U.S. corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Stocks of foreign companies present additional risks for
Fifth Third Bank    U.S. investors. Stocks of international companies tend to
or any other        be less liquid and more volatile than their U.S.
bank and is not     counterparts, in part because accounting standards and
insured or          market regulations tend to be less standardized and
guaranteed by       economic and political climates less stable. Fluctuations
the FDIC or any     in exchange rates also may reduce or eliminate gains or
other government    create losses. These risks usually are higher in emerging
agency.             markets, such as most countries in Africa, Asia, Latin
                    America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

            Fifth Third International Equity Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index generally representative of the foreign stock market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1995        11.29
1996         8.54
1997         7.96
1998        19.34

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q1 1998  15.70%
Worst quarter:   Q3 1998 -11.88%
Year to Date Return (12/31/98 to 9/30/99) 6.83%


                                               ----------

Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      -------------------------------------------------------------------
Investment A Shares*     8/18/94     13.96%        N/A           N/A           7.93%
                      -------------------------------------------------------------------
                                                                          (Since 8/31/94)
EAFE Index                           20.33%        N/A           N/A           7.74%
-----------------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Bond Fund For Income

                                     [LOGO]

Fundamental         High level of current income.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in debt securities and mortgage-backed
Strategies          securities. At the time of investment, each of those
                    securities has a remaining maturity or average life of 10 years or less and is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.
                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The
                    Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

            Fifth Third Bond Fund For Income
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1989        12.24
1990         8.24
1991        14.62
1992         6.32
1993         8.67
1994        -6.40
1995        16.95
1996         1.86
1997         7.27
1998         7.40

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q2 1989   6.49%
Worst quarter:   Q2 1994  -3.55%
Year to Date Return (12/31/98 to 9/30/99) -0.40%

 Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      -------------------------------------------------------------------
Investment A Shares*      1/1/83       2.59%      4.17%         7.03%          8.28%
                      -------------------------------------------------------------------
                                                                          (Since 1/1/83)
LBIGC                                  8.42%      6.59%         8.50%          9.30%
-----------------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Quality Bond Fund

                                     [LOGO]

Fundamental         High current income. Capital growth is a secondary
Objective           objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. Treasury bills, notes and
Strategies          bonds, securities of U.S. Government agencies and
                    instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less; and each corporate bond is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than the volatility generally associated with a portfolio composed solely of stocks. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest. The prices of long-term
a deposit of        bonds (bonds with a remaining maturity of at least 10
Fifth Third Bank    years) tend to be more volatile then the prices of bonds
or any other        with a shorter remaining maturity.
bank and is not
insured or          Generally, the price of a bond moves in the opposite
guaranteed by       direction from interest rates. New bonds issued after a
the FDIC or any     rise in rates offer higher yields to investors. An
other government    existing bond with a lower yield can appear attractive to
agency.             investors by selling it at a lower price. This process
                    works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

            Fifth Third Quality Bond Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1989        11.74
1990         8.04
1991        14.65
1992         6.00
1993         7.52
1994        -3.90
1995        17.18
1996         1.85
1997         8.20
1998         8.45

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:    Q2 1989   6.60%
Worst quarter:   Q1 1994  -3.16%
Year to Date Return (12/31/98 to 9/30/99) -1.98%


Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      -------------------------------------------------------------------
Investment A Shares*      1/1/83       3.54%      5.15%         7.32%          8.20%
                      -------------------------------------------------------------------
                                                                          (Since 1/1/83)
LBAB                                   8.67%      7.27%         9.26%         10.18%
-----------------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third U.S. Government Securities Fund

                                     [LOGO]

Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. government securities. At the
Strategies          time of investment each of those securities has a
                    remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                    U.S. government securities are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury, various government agencies or certain organizations, which have been formed by an Act of Congress. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

                    U.S. Treasury securities are direct obligations of the U.S. Government, and are backed by the U.S. Government's full faith and credit. The principal and interest to be paid on securities issued by some U.S. government agencies also may be backed by the U.S. Government's full faith and credit, by other obligations of the Treasury or by the agency itself. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and high yield bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.

            Fifth Third U.S. Government Securities Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*
                           1989         8.78
                           1990         8.45
                           1991         9.51
                           1992         5.27
                           1993         6.19
                           1994        -2.18
                           1995        13.01
                           1996         2.45
                           1997         7.14
                           1998         7.38

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q2 1995   4.49%
                          Worst quarter:   Q1 1994  -1.99%
                          Year to Date Return (12/31/98 to
                           9/30/99) 0.07%


                                               -------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                               -------------------

                      Inception Date Past Year Past  5 Years   Past  10 Years Since Inception
                        ---------------------------------------------------------------------
Investment A Shares*      1/1/86     2.56%      4.46%          6.03%               5.90%
                        ---------------------------------------------------------------------
                                                                              (Since 1/1/86)
LBIGBI                               8.47%      6.45%          8.34%               8.17%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Returns information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Municipal Bond Fund

                                     [LOGO]

Fundamental         High level of current income that is exempt from federal
Objective           regular income taxes.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in municipal securities, which pay
Strategies          interest that is exempt from federal income tax. The
                    securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade.
                    Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as U.S. government securities, corporate bonds and high yield bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.
                    The Fund's performance may be affected by political and economic factors at the state, regional or national level.
                    Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

            Fifth Third Municipal Bond Fund
                                     [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]

         Year-by-Year Total Returns as of 12/31 For Investment A Shares*

                           1989         8.10
                           1990         6.89
                           1991         8.60
                           1992         6.25
                           1993         6.76
                           1994        -2.30
                           1995         9.68
                           1996         3.26
                           1997         6.88
                           1998         5.57

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q4 1989   4.29%
                          Worst quarter:   Q1 1994  -3.12%
                          Year to Date Return (12/31/98 to
                           9/30/99) -2.81%


                                               --------------------

                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                               --------------------

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares*      1/1/83       0.81%      3.59%         5.43%          6.85%
                        ------------------------------------------------------------------
                                                                          (Since 12/31/82)
LBMBI                                  6.48%      6.23%         8.22%           9.52%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Ohio Tax Free Bond Fund

                                     [LOGO]

Fundamental         Current income exempt from federal income tax and the
Objective           personal income taxes imposed by the State of Ohio and
                    Ohio municipalities.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of net assets in municipal securities which pay
Strategies          interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.
                    At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.
                    The Fund's performance may be affected by political and economic factors at the state or regional level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse. Economic activity in Ohio, as in many other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                    This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

            Fifth Third Ohio Tax Free Bond Fund [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                [CHART]
       Year-by-Year Total Returns as of 12/31 For Investment A Shares*
                              1989         8.52
                              1990         5.70
                              1991         9.46
                              1992         6.24
                              1993         6.71
                              1994        -4.01
                              1995        13.72
                              1996         3.48
                              1997         6.92
                              1998         5.50

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:    Q1 1995   5.53%
                          Worst quarter:   Q1 1994  -3.78%
                          Year to Date Return (12/31/98 to 9/30/99) -2.49%
                          -------------------------------------------------



                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)
                                                -------------------

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      ------------------------------------------------------------------
Investment A Shares*      1/1/87     0.72%        4.00%         5.65%          4.94%
                      ------------------------------------------------------------------
                                                                          (Since 12/31/86)
LBMBI                                6.48%        6.23%         8.22%          7.80%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 1999.

 Shareholder Fees

                                                      Stock Funds--Fee Table
                                                      ----------------------
                                                                                                            Fifth Third
                               Fifth Third    Fifth Third  Fifth Third Fifth Third Fifth Third Fifth Third International
                              Quality Growth Equity Income  Cardinal    Pinnacle    Balanced     Mid Cap      Equity
                                   Fund          Fund        Fund/1/      Fund        Fund        Fund         Fund
Maximum Sales Charge
(Load) Imposed on
Purchases                          None          None        None         None        None        None         None
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends               None          None        None         None        None        None         None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                               None          None        None         None        None        None         None
------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average
net assets)
Management fees                    0.80%         0.80%       0.60%        0.80%       0.80%       0.80%        1.00%
------------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) fees                       None          None        None         None        None        None         None
------------------------------------------------------------------------------------------------------------------------
Other expenses                     0.25%         0.32%       0.29%        0.42%       0.24%       0.24%        0.50%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                 1.05%         1.12%       0.89%        1.22%       1.04%       1.04%        1.50%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Because some of the fund's expenses have been reduced
through expense waivers and reimbursements, actual
total operating expenses for the prior year would have
been as shown below.
Net Total Annual Fund
Operating Expenses                 1.00%         1.07%       0.82%        1.21%       1.00%       0.97%        1.50%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

            Shareholder Fees and Fund Expenses

 Shareholder Fees

                                                Bond Funds--Fee Table
                                                ---------------------
                                Fifth Third                      Fifth Third    Fifth Third    Fifth Third
                               Bond Fund for    Fifth Third    U.S. Government Municipal Bond Ohio Tax Free
                                  Income     Quality Bond Fund Securities Fund      Fund        Bond Fund
Maximum Sales Charge
(Load) Imposed
on Purchases                      None              None             None           None           None
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed
on Reinvested Dividends           None              None             None           None           None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                              None              None             None           None           None
-----------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees                   0.55%             0.55%            0.55%          0.55%          0.55%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1)
fees                              None              None             None           None           None
-----------------------------------------------------------------------------------------------------------
Other expenses                    0.23%             0.31%            0.48%          0.31%          0.32%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                0.78%             0.86%            1.03%          0.86%          0.87%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Because some of the fund's expenses have been reduced
through expense waivers and reimbursements, actual
total operating expenses for the prior year would have
been as shown below.
Net Total Annual Fund
Operating Expenses                0.75%             0.75%            0.75%          0.75%          0.82%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Stock Funds

             Fifth Third Quality    1     3     5     10
             Growth Fund           Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $107 $334  $579  $1,283
             ---------------------------------------------

             Fifth Third Equity     1     3     5     10
             Income Fund           Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $114 $356  $617  $1,363
             ---------------------------------------------

             Fifth Third Cardinal   1     3     5     10
             Fund                  Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $ 91 $284  $493  $1,096
             ---------------------------------------------

             Fifth Third Pinnacle   1     3     5     10
             Fund                  Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $124 $387  $670  $1,477
             ---------------------------------------------

             Fifth Third Balanced   1     3     5     10
             Fund                  Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $106 $331  $574  $1,271
             ---------------------------------------------

             Fifth Third Mid Cap    1     3     5     10
             Fund                  Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $106 $331  $574  $1,271
             ---------------------------------------------

             Fifth Third
             International          1     3     5     10
             Equity Fund           Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $153 $474  $818  $1,791
             ---------------------------------------------


Bond Funds
             Fifth Third Bond       1     3     5     10
             Fund For Income       Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $ 80 $249  $433  $  966
             ---------------------------------------------

             Fifth Third Quality    1     3     5     10
             Bond Fund             Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $ 88 $274  $477  $1,061
             ---------------------------------------------

             Fifth Third U.S.
             Government             1     3     5     10
             Securities Fund       Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $105 $328  $569  $1,259
             ---------------------------------------------

             Fifth Third            1     3     5     10
             Municipal Bond Fund   Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $ 88 $274  $477  $1,061
             ---------------------------------------------

             Fifth Third Ohio Tax   1     3     5     10
             Free Bond Fund        Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $ 89 $278  $482  $1,073
             ---------------------------------------------

            Additional Information About the Funds' Investments

The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on the skill of FifthThird Bank's, Heartland's or MSAM's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

International       Many U.S. companies in which the Funds may invest generate
Exposure            significant revenues and earnings from abroad. As a
(Applies to all     result, those companies and the prices of their securities
Equity and Bond     may be affected by weaknesses in global and regional
Funds)              economies and the relative value of foreign currencies to
                    the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

Foreign             Foreign securities are generally more volatile than their
Securities          domestic counterparts, in part because of higher political
(Applies to Fifth   and economical risks, the general lack of reliable
Third Quality       information and fluctuations in currency exchange rates.
Growth, Fifth       Those risks are usually higher in less developed
Third Equity        countries.
Income, Fifth
Third Mid Cap,      In addition, foreign securities may be more difficult to
Fifth Third         resell and the markets for them less efficient than for
International       comparable U.S. securities. Even where a foreign security
Equity, Fifth       increases in price in its local currency, the appreciation
Third Bond Fund     may be diluted by the negative effect of exchange rates
for Income, and     when the security's value is converted to U.S. dollars.
Fifth Third         Foreign withholding taxes also may apply and errors and
Quality Bond        delays may occur in the settlement process for foreign
Funds)              securities.

                    The fund may use foreign currencies and related instruments to hedge its foreign investments.

Repurchase          Each Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which a Fund buys
(Applies to all     securities from a bank or other financial institution and
Funds)              agrees to sell it back at a specified time and place. The
                    risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          Each Fund may seek additional income or fees by lending
Lending             portfolio securities to qualified institutions. By
(Applies to all     reinvesting any cash collateral it receives in these
Funds)              transactions, a Fund could realize additional gains or
                    losses. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
(Applies to all     trade only among institutions; the markets for these
Funds)              securities are still developing and may not function as
                    efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

            Additional Information About the Funds' Investments

Derivatives         Derivatives, a category that includes warrants, options
(Applies to all     and futures, are financial instruments whose value derives
Funds)              from another security, an index or currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Funds may also use derivatives for speculation (investing for potential income or capital gain).

                    While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                    The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                    With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

When-Issued         Each Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
(Applies to all     they are actually issued, which may be any time from a few
Funds)              days to over a year.

Bonds               The value of any bond held by a Fund is likely to decline
(Applies to all     when interest rates rise; this risk is greater for bonds
Funds)              with longer maturities. A less significant risk is that a
                    bond issuer could default on principal or interest payments, causing a loss for a Fund.

Short-Term          While the Funds ordinarily do not trade securities for
Trading             short-term profits, they may sell any security at any time
(Applies to all     they believe best, which may result in short-term trading.
Funds)              Short-term trading can increase a Fund's transaction costs and may increase your tax liability if there are capital gains.

Defensive           During unusual market conditions, each Fund may place up
Investing           to 100% of total assets in cash or high-quality, short-
(Applies to all     term debt securities. To the extent that a Fund does this,
Funds)              it is not pursuing its goal.

Year 2000           Fifth Third Bank and BISYS Fund Services Limited
(Applies to all     Partnership ("BISYS"), the Funds' administrator, do not
Funds)              currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. There can be no assurances in this area, however, and although
                    Fifth Third Funds and BISYS have undertaken significant projects to minimize the risk of year 2000 computer problems, some factors, including the year 2000 compliance of Fifth Third Fund's and BISYS's suppliers, are not within their direct control and could negatively affect communications systems, investment markets or the economy in general.

            Fund Management

Investment Advisors and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, New York 46204, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets of Fifth Third Funds. As of September 30, 1999, Heartland had approximately $1.8 billion of assets under management, including approximately $118 million of assets held by mutual funds. As of September 30, 1999, MSAM had approximately $175 billion of assets under management, including approximately $44.98 billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 1999 are as follows:

                                             As a percentage of
                                             average net assets
---------------------------------------------------------------
Fifth Third Quality Growth Fund                     0.80%
---------------------------------------------------------------
Fifth Third Equity Income Fund                      0.80%
---------------------------------------------------------------
Fifth Third Cardinal Fund                           0.60%
---------------------------------------------------------------
Fifth Third Pinnacle Fund                           0.80%
---------------------------------------------------------------
Fifth Third Balanced Fund                           0.80%
---------------------------------------------------------------
Fifth Third Mid Cap Fund                            0.80%
---------------------------------------------------------------
Fifth Third International Equity Fund               1.00%
(subadvisory fee)                                  (0.45%)*
---------------------------------------------------------------
Fifth Third Bond Fund For Income                    0.55%
---------------------------------------------------------------
Fifth Third Quality Bond Fund                       0.55%
---------------------------------------------------------------
Fifth Third U.S. Government Securities Fund         0.55%
---------------------------------------------------------------
Fifth Third Municipal Bond Fund                     0.55%
---------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund                 0.55%
---------------------------------------------------------------

* Fifth Third Bank was responsible for paying this fee from the fees it received as investment manager to Fifth Third International Equity Fund.

Portfolio Managers

Fifth Third Bank

 Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993 and Fifth Third Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a

            Fund Management

member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

 Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Asset Management, Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Fund Administration

BISYS serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services, at an annual rate of 0.025% of the average aggregate daily net assets of all the Funds.

            Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds usually is determined using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.

Minimum
Investments

                    The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

            Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number .

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by express mail to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional    To exchange your shares, call the Trust and Investment
shares of any        Department at Fifth Third Bank, Fifth Third Securities,
other Fifth Third    Inc.--Institutional Investment Division, the sponsor of
Fund. No             your qualified employee retirement plan or the broker-
transaction fees     dealer, investment adviser, financial planner or other
are charged for      institution through which you purchased your shares for
exchanges. Be        exchange procedures or call 1-888-799-5353.
sure to read the
Prospectus           Notes on Exchanges
carefully of any
Fund into which      To prevent disruption in the management of the Funds,
you wish to          market timing strategies and frequent exchange activity
exchange shares.     may be limited by the Funds. Although not anticipated,
                     the Funds may reject exchanges, or change or terminate
You must meet the    rights to exchange shares at any time.
minimum
investment           Shares of the new Fund must be held under the same
requirements for     account name, with the same registration and tax
the Fund into        identification numbers, as shares of the old Fund.
which you are
exchanging.          The Exchange Privilege (including automatic exchanges)
Exchanges from       may be changed or eliminated at any time.
one Fund to
another are          The exchange privilege is available only in states where
taxable for          shares of the Funds may be sold.
investors subject
to federal or        All exchanges are based on the relative net asset value
state income         next determined after the exchange order is received by
taxation.            the Funds.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

            Shareholder Information

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company
(PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

            Shareholder Information

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                 Fifth Third Quality Growth Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  19.45
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                      (0.02)
 Net realized and unrealized gains/(losses) from investments        5.89
-----------------------------------------------------------------------------
 Total from investment operations                                   5.87
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                 -
 Net realized gain on investments                                  (1.95)
-----------------------------------------------------------------------------
 Total distributions                                               (1.95)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net asset value, end of period                                  $  23.37
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total return (excludes sales charge)                               32.08% (a)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           1.00% (b)
 Net investment income/(loss)                                      (0.10%)(b)
 Expense waiver/reimbursement(c)                                    0.05% (b)
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $583,753
 Portfolio turnover(d)                                                34%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                  Fifth Third Equity Income Fund
                                                            Institutional Shares

                                                     Period Ended
                                                    July 31, 1999*
Per share data                                      --------------
Net asset value, beginning of period                   $  14.79
-------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                              0.25
 Net realized and unrealized gains from investments        1.86
-------------------------------------------------------------------
 Total from investment operations                          2.11
-------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                    (0.26)
 In excess of net investment income                           -
 Net realized gain on investments                         (1.45)
-------------------------------------------------------------------
 Total distributions                                      (1.71)
-------------------------------------------------------------------
-------------------------------------------------------------------
Net asset value, end of period                         $  15.19
-------------------------------------------------------------------
-------------------------------------------------------------------
Total return (excludes sales charge)                      14.63%(a)
-------------------------------------------------------------------
-------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                  1.07%(b)
 Net investment income                                     1.63%(b)
 Expense waiver/reimbursement(c)                           0.05%(b)
-------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                    $148,525
 Portfolio turnover(d)                                       69%
-------------------------------------------------------------------
-------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                    Fifth Third Cardinal Fund***
                                                            Institutional Shares

                                  Period Ended    Year Ended     Period Ended
                                 July 31, 1999* Sept. 30, 1998 Sept. 30, 1997**
Per share data                   -------------- -------------- ----------------
Net asset value, beginning of
 period                              $14.86        $ 16.64         $ 12.92
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 0.04           0.15            0.12
 Net realized and unrealized
  gains/(losses) from
  investments                          5.17           0.28            3.70
-------------------------------------------------------------------------------
 Total from investment
  operations                           5.21           0.43            3.82
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                (0.01)         (0.15)          (0.10)
 In excess of net investment
  income                                  -          (0.05)              -
 Net realized gain on
  investments                         (0.55)         (2.01)              -
-------------------------------------------------------------------------------
 Total distributions                  (0.56)         (2.21)          (0.10)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value, end of period       $19.51        $ 14.86         $ 16.64
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                              35.61%(a)       2.60%          29.77%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                              0.82%(b)       0.84%           1.00%
 Net investment income/(loss)          0.16%(b)       0.85%           1.04%
 Expense waiver/reimbursement(c)       0.07%(b)       0.09%           0.00%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  (000s)                             $6,946        $25,542         $26,881
 Portfolio turnover(d)                   15%            15%           0.13%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  * Reflects operations for the period from October 1, 1998 through July 31,
    1999.
 ** Reflects operations for the period from January 2, 1997 (date of commencement of operations) to September 30, 1997.
*** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                      Fifth Third Pinnacle Fund*
                                                            Institutional Shares

                                                     Period Ended
                                                    July 31, 1999**
Per share data                                      ---------------
Net asset value, beginning of period                    $ 31.26
--------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                             (0.06)
 Net realized and unrealized gains from investments        6.71
--------------------------------------------------------------------
 Total from investment operations                          6.65
--------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                        -
 Net realized gain on investments                         (0.63)
--------------------------------------------------------------------
 Total distributions                                      (0.63)
--------------------------------------------------------------------
--------------------------------------------------------------------
Net asset value, end of period                          $ 37.28
--------------------------------------------------------------------
--------------------------------------------------------------------
Total return (excludes sales charge)                      21.53% (a)
--------------------------------------------------------------------
--------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                  1.21% (b)
 Net investment income/(loss)                             (0.24%)(b)
 Expense waiver/reimbursement(c)                           0.01% (b)
--------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                     $61,943
 Portfolio turnover(d)                                       51%
--------------------------------------------------------------------
--------------------------------------------------------------------

 * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.
 ** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                       Fifth Third Balanced Fund
                                                            Institutional Shares

                                                     Period Ended
                                                    July 31, 1999*
Per share data                                      --------------
Net asset value, beginning of period                   $  14.60
-------------------------------------------------------------------
Income from investment operations:
 Net investment income                                     0.22
 Net realized and unrealized gains from investments        2.27
-------------------------------------------------------------------
 Total from investment operations                          2.49
-------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                    (0.22)
 Net realized gain on investments                         (0.74)
-------------------------------------------------------------------
 Total distributions                                      (0.96)
-------------------------------------------------------------------
-------------------------------------------------------------------
Net asset value, end of period                         $  16.13
-------------------------------------------------------------------
-------------------------------------------------------------------
Total return (excludes sales charge)                      17.63%(a)
-------------------------------------------------------------------
-------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                  1.00%(b)
 Net investment income/(loss)                              1.54%(b)
 Expense waiver/reimbursement(c)                           0.04%(b)
-------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                    $139,616
 Portfolio turnover(d)                                      128%
-------------------------------------------------------------------
-------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  15.40
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                      (0.04)
 Net realized and unrealized gains/(losses) from investments        1.95
-----------------------------------------------------------------------------
 Total from investment operations                                   1.91
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                 -
 In excess of net investment income                                    -
 Net realized gains                                                (1.44)
-----------------------------------------------------------------------------
 Total distributions                                               (1.44)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net asset value, end of period                                  $  15.87
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total return (excludes sales charge)                               13.13% (a)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           0.97% (b)
 Net investment income/(loss)                                      (0.26%)(b)
 Expense waiver/reimbursement(c)                                    0.07% (b)
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $191,987
 Portfolio turnover(d)                                                49%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                           Fifth Third International Equity Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  10.50
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                       0.09
 Net realized and unrealized gains/(losses) from investments        2.52
----------------------------------------------------------------------------
 Total from investment operations                                   2.61
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (0.14)
 In excess of net investment income                                (0.10)
 Net realized gains                                                (0.07)
----------------------------------------------------------------------------
 Total distributions                                               (0.31)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $  12.80
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                               25.02%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           1.50%(b)
 Net investment income/(loss)                                       0.67%(b)
 Expense waiver/reimbursement(c)                                    0.00%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $172,388
 Portfolio turnover(d)                                                42%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                Fifth Third Bond Fund For Income
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  12.27
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                       0.56
 Net realized and unrealized gains/(losses) from investments       (0.30)
----------------------------------------------------------------------------
 Total from investment operations                                   0.26
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (0.62)
 In excess of net investments                                          -
 Net realized gains                                                (0.21)
----------------------------------------------------------------------------
 Total distributions                                               (0.83)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $  11.70
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                                2.12%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           0.75%(b)
 Net investment income/(loss)                                       5.12%(b)
 Expense waiver/reimbursement(c)                                    0.03%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $198,212
 Portfolio turnover(d)                                               104%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                   Fifth Third Quality Bond Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  10.02
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                              0.48
 Net realized and unrealized gains/(losses) from investments       (0.38)
----------------------------------------------------------------------------
 Total from investment operations                                   0.10
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (0.49)
 In excess of net investments                                          -
 Net realized gains                                                (0.11)
----------------------------------------------------------------------------
 Total distributions                                               (0.60)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $   9.52
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                                0.88%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           0.75%(b)
 Net investment income/(loss)                                       4.95%(b)
 Expense waiver/reimbursement(c)                                    0.11%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $133,537
 Portfolio turnover(d)                                               349%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  9.89
---------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                      0.46
 Net realized and unrealized gains/(losses) from investments      (0.22)
---------------------------------------------------------------------------
 Total from investment operations                                  0.24
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                            (0.49)
---------------------------------------------------------------------------
 Total distributions                                              (0.49)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net asset value, end of period                                  $  9.64
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total return (excludes sales charge)                               2.43%(a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                          0.75%(b)
 Net investment income/(loss)                                      4.80%(b)
 Expense waiver/reimbursement(c)                                   0.28%(b)
---------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $42,239
 Portfolio turnover(d)                                               93%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  12.30
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                       0.47
 Net realized and unrealized gains/(losses) from investments       (0.32)
----------------------------------------------------------------------------
 Total from investment operations                                   0.15
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (0.47)
 In excess of net investment income                                    -
 Net realized gains                                                (0.21)
----------------------------------------------------------------------------
 Total distributions                                               (0.68)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $  11.77
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                                1.18%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           0.75%(b)
 Net investment income/(loss)                                       3.79%(b)
 Expense waiver/reimbursement(c)                                    0.11%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $114,923
 Portfolio turnover(d)                                               110%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                             Fifth Third Ohio Tax Free Bond Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 1999*
Per share data                                               --------------
Net asset value, beginning of period                            $  10.33
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                              0.40
 Net realized and unrealized gains/(losses) from investments       (0.24)
----------------------------------------------------------------------------
 Total from investment operations                                   0.16
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (0.40)
 In excess on net investment income                                (0.01)
 Net realized gains                                                (0.06)
----------------------------------------------------------------------------
 Total distributions                                               (0.47)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $  10.02
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                                1.48%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                           0.82%(b)
 Net investment income/(loss)                                       3.81%(b)
 Expense waiver/reimbursement(c)                                    0.05%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $182,679
 Portfolio turnover(d)                                                47%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Addresses
--------------------------------------------------------------------------------

Fifth Third Quality Growth Fund              Fifth Third Fund
Fifth Third Equity Income Fund               c/o Fifth Third Bank
Fifth Third Cardinal Fund                    38 Fountain Square Plaza
Fifth Third Pinnacle Fund                    Cincinnati, Ohio 45263
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

--------------------------------------------------------------------------------
Investment Advisor (all Funds Except
Pinnacle Fund)                               Fifth Third Bank
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor (Pinacle Fund only)       Heartland Capital Management, Inc.
                                             251 North Illinois Street Suite 300
                                             Indianapolis, Indiana 46204

--------------------------------------------------------------------------------

Sub-Advisor(International Equity Fund only)  Morgan Stanley Asset Management,
                                               Inc.
                                             1221 Avenue of the America
                                             New York, New York 10020

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
Disbursing Agent, and Sub-Administrator      Fifth Third Bank
                                             38 Fountain Square Plaza
                                             Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                BISYS Fund Services, L.P.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                         Ernst & Young LLP
                                             1300 Chiquita Center
                                             250 East Fifth Center
                                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectus of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                              Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   ------------------

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 .  For a fee, by writing the Public Reference Section of the Commission,
   Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
 .  At no charge from the Commission's Website at http://www.sec.gov.



                                    [LOGO]Fifth Third Funds

Investment Company Act file no. 811-5669

[LOGO OF FIFTH THIRD FUNDS] Fifth Third Funds

                                   [picture]

                                                    GOVERNMENT MONEY MARKET FUND

                                                    PRIME MONEY MARKET FUND

Fifth Third Funds                                   TAX EXEMPT MONEY MARKET FUND
Money Market Mutual Funds

Investment A Shares

Working Hard to build your wealth!

--------------------
  Prospectus
  November 30, 1999

  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                                             Table of Contents

                                   Objectives, Strategies and Risks
--------------------------------------------------------------------------------
                                   3   Overview
                                   4   The Funds
                                   Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------
                                   10  Fee Tables
                                   11  Expense Examples
                                   Additional Information About The Funds'
                                   Investments
--------------------------------------------------------------------------------
                                   12
                                   Fund Management
--------------------------------------------------------------------------------
                                   14  Investment Advisor
                                   14  Fund Administration
                                   Shareholder Information
--------------------------------------------------------------------------------
                                   15  Purchasing and Selling Fund Shares
                                   15  Purchasing and Adding to Your Shares
                                   17  Selling Your Shares
                                   19  Exchanging Your Shares
                                   20  Distribution Arrangements/Sales
                                       Charges
                                   20  Dividends and Capital Gains
                                   20  Taxation
                                   Financial Highlights
--------------------------------------------------------------------------------
                                22
                                   Back Cover
--------------------------------------------------------------------------------
                                     Where to learn more about Fifth Third Funds

            Objectives, Strategies And Risks

Overview

This section provides important information about Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, and Fifth Third Tax Exempt Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All Funds are managed by Fifth Third Bank.

            Fifth Third Government Money Market Fund [LOGO]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies. The Fund's ability to meet
Fifth Third Bank    redemption obligations could be burdened by its
or any other        investments in securities restricted as to resale.
bank and is not     Restricted securities generally trade among institutions
insured or          in markets that are not as developed or that do not
guaranteed by       function as efficiently as more established markets.
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third Government Money Market Fund [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                   [CHART]
     Year-by Year Total Returns as of 12/31 For Investment A Shares
                            1992         3.36
                            1993         2.69
                            1994         3.84
                            1995         5.51
                            1996         4.96
                            1997         5.10
                            1998         4.92

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q2 1995        1.38%
                          Worst quarter:               Q4 1993        0.67%
                          Year to Date Return (1/1/99 to 9/30/99): 3.18%
                          ---------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                ------------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   ------------------------------------------------------------------------
Investment A Shares  11/25/91         4.92%      4.86%          N/A           4.34%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Prime Money Market Fund [LOGO]


Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.


Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies. The Fund's ability to meet
Fifth Third Bank    redemption obligations could be burdened by its
or any other        investments in securities restricted as to resale.
bank and is not     Restricted securities generally trade among institutions
insured or          in markets that are not as developed or that do not
guaranteed by       function as efficiently as more established markets.
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third Prime Money Market Fund [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]
      Year-by-Year Total Returns as of 12/31 For Investment A Shares
                             1993        2.69
                             1994        3.83
                             1995        5.60
                             1996        5.04
                             1997        5.21
                             1998        5.05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:                Q2 1995        1.41%
                          Worst quarter:               Q4 1993        0.68%
                          Year to Date Return (1/1/99 to 9/30/99): 3.26%
                          --------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                -------------------------

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                    ------------------------------------------------------------------------
Investment A Shares     8/11/92     5.05%        4.94%          N/A           4.47%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Tax Exempt Money Market Fund [LOGO]


Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. At least 80% of its total assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment          affect the overall yield of the Fund and thus, the return
Risks               on your investment. They include factors that cause short-
                    term interest rates to decline, such as a weak economy,
An investment in    strong equity markets and changes by the Federal Reserve
the Fund is not     in its monetary policies.
a deposit of
Fifth Third Bank    Because the Fund's securities are issued by states,
or any other        cities, towns and public authorities, the Fund's
bank and is not     performance also may be affected by political and economic
insured or          conditions at the state or local level. Those conditions
guaranteed by       may include state or city budgetary problems, declines in
the FDIC or any     the tax base and, generally, any factor that may cause
other government    rating agencies to downgrade the credit ratings on state
agency. Although    or municipal securities. Actual or proposed changes in tax
the Fund seeks      rates, regulations or government-sponsored programs also
to preserve the     could affect the yield on your investment.
value of your
investment at       The Fund's ability to meet redemption obligations could be
$1.00 per share,    burdened by its investments in securities restricted as to
it is possible      resale. Restricted securities generally trade among
to lose money by    institutions in markets that are not as developed or that
investing in        do not function as efficiently as more established
this Fund.          markets.

            Fifth Third Tax Exempt Money Market Fund [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                   [CHART]
      Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/
                              1989        5.81
                              1990        5.14
                              1991        3.95
                              1992        2.42
                              1993        1.81
                              1994        2.10
                              1995        2.95
                              1996        2.72
                              1997        2.75
                              1998        2.68

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q2 1989        1.45%
                          Worst quarter:               Q3 1994        0.45%
                          Year to Date Return (1/1/99 to 9/30/99): 1.99%
                          -----------------------------------------------------


                                                Average Annual
                                                Total Returns
                                                (for the periods ended
                                                December 31, 1998)
                                                ----------------------

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       ---------------------------------------------------------------------------
Investment A Shares/1/  9/7/83           2.68%      2.64%         3.22%          3.72%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.
------
/1/For periods prior to September 21, 1998, reflects performance of Investor
  Shares of Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Tax Exempt Money Market Fund.

            Shareholder Fees and Fund Expenses [LOGO]

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 1999.

 Shareholder Fees

                                 Money Market Funds--Fee Table
                                 -----------------------------
                              Fifth Third  Fifth Third   Fifth Third
                               Government  Prime Money Tax Exempt Money
                              Money Market   Market         Market
                                  Fund        Fund           Fund
Maximum Sales Charge
 (Load) Imposed on
 Purchases                        None        None           None
--------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends             None        None           None
--------------------------------------------------------------------------
Maximum Deferred Sales
 Load                             None        None           None
--------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees                   0.40%       0.40%          0.50%
--------------------------------------------------------------------------
Distribution/Service
 (12b-1) fees                     0.25%       0.25%          0.25%
--------------------------------------------------------------------------
Other expenses                    0.27%       0.23%          0.44%
--------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses               0.92%       0.88%          1.19%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Because some of the fund's expenses have been reduced
through expense waivers and reimbursements, actual
total operating expenses for the prior year would have
been as shown below.
Net Total Annual Fund
Operating Expenses                0.75%       0.75%          0.75%
--------------------------------------------------------------------------
--------------------------------------------------------------------------

            Shareholder Fees and Fund Expenses [LOGO]

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Money Market Funds

             Fifth Third
             Government            1     3     5     10
             Money Market Fund    Year Years Years Years
                -----------------------------------------
             Investment A Shares  $ 94 $293  $509  $1,131
                -----------------------------------------

             Fifth Third Prime     1     3     5     10
             Money Market Fund    Year Years Years Years
                -----------------------------------------
             Investment A Shares  $ 90 $281  $488  $1,084
                -----------------------------------------

             Fifth Third Tax
             Exempt Money Market   1     3     5     10
             Fund                 Year Years Years Years
                -----------------------------------------
             Investment A Shares  $121 $378  $654  $1,443
               ------------------------------------------

            Additional Information About the Funds' Investments

The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Foreign             Foreign bonds and instruments of foreign banks generally
Investments         have more risk than their domestic counterparts, in part
(Applies to all     because of higher political and economic risks and the
Funds)              general lack of reliable information. All foreign
                    securities purchased by a Fund are denominated in U.S.
                    dollars.

Securities          When securities are rated by one or more independent
Ratings             rating agencies, each Fund uses these ratings to determine
(Applies to all     credit quality. In cases where a security has received a
Funds)              rating from only one independent rating agency, it may
                    rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase          Each Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which a Fund buys
(Applies to all     securities from a bank or other financial institution and
Funds)              agrees to sell it back at a specified time and place. The
                    risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          Each Fund may seek additional income or fees by lending
Lending             portfolio securities to qualified institutions. By
(Applies to all     reinvesting any cash collateral it receives in these
Funds)              transactions, a Fund could realize additional gains or
                    losses. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
(Applies to all     trade only among institutions; the markets for these
Funds)              securities are still developing and may not function as
                    efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

            Additional Information About the Funds' Investments

Derivatives         Derivatives are financial instruments whose value derives
(Applies to all     from one or more securities. Certain instruments that are
Funds)              "first" or "second tier" securities also may be
                    derivatives, such as short-term, high-quality asset-backed securities. Each Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued         Each Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
(Applies to all     they are actually issued, which may be any time from a few
Funds)              days to over a year.

Year 2000           Fifth Third Bank and BISYS Fund Services Limited
(Applies to all     Partnership ("BISYS"), the Fund's administrator, do not
Funds)              currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. There can be no assurances in this area, however, and although
                    Fifth Third Funds and BISYS have undertaken significant projects to minimize the risk of year 2000 computer problems, some factors, including the year 2000 compliance of Fifth Third Fund's and BISYS's suppliers, are not within their direct control and could negatively affect communications systems, investment markets or the economy in general.

            Money Market Investment A Shares

Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds.

As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets of Fifth Third Funds.

The management fees paid by the Funds for the fiscal year ended July 31, 1999 were as follows:

                                          As a percentage of
                                          average net assets
------------------------------------------------------------
Fifth Third Government Money Market Fund         0.40%
------------------------------------------------------------
Fifth Third Prime Money Market Fund              0.38%
------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund         0.36%
------------------------------------------------------------

Fund Administration

BISYS serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Funds.

            Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of a Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market calculates its NAV at 11 a.m. Fifth Third Prime Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market--11 a.m.; and Fifth Third Prime Money Market Fund--1 p.m.

You may purchase Investment A shares through Fifth Third Securities, Inc. as well as financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution. (Special rules apply for former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will receive the dividend declared for that day.

Minimum
Investments

                    The minimum initial investment in Investment A Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Systematic Investment Program

You may make monthly systematic investments in Investment A shares of the Funds from your bank account. There is no minimum amount required for initial amounts into the Funds. You may elect to make systematic investments on the 15th of each month, the last business day of each month, or both. If the 15th or the last business day of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

            Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

-------------------------------------------------------------------------------
Instructions for Purchases by Former Cardinal Funds and Pinnacle Fund
Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By Mail        For Subsequent Investments:

               1. Use the investment slip attached to your account statement.
                  Or, if unavailable, provide the following information:

                . Fund name

                . Share class

                . Amount invested

                . Account name and account number

               2. Make check, bank draft or money order payable to "Fifth
                  Third Funds" and include your account number on the check.

               3. Mail or deliver investment slip and full payment to the following address:

                By Regular Mail:           By Express Mail:
                Fifth Third Funds          Fifth Third Funds
                P.O. Box 5354              312 Walnut Street, 21st Floor
                Cincinnati, OH 45201-5354  Cincinnati, OH 45202-3874

By Wire
Transfer       For Subsequent Investments:

               Instruct your bank to wire transfer your investment to:

                Money Market
                Fifth Third Bank
                ABA 042000314
                Credit Fifth Third Funds 999-42611
                FFC: Shareholder name, Fund name, and Account number

               Note: Your bank may charge a wire transfer fee.


Systematic     To begin making systematic investments or to increase the
Investment     amounts you already are investing:
Program
                .Write a letter of instruction indicating:

                  . Your bank name, address, account number, and ABA routing number

                  . The amount you wish to invest automatically

                .Attach a voided personal check.

                .Mail To:

                  Fifth Third Funds
                  P. O. Box 5354
                  Cincinnati, Ohio 45201-5354
--------------------------------------------------------------------------------

Shareholder Information
--------------------------------------------------------------------------------

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the last day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by express mail to: Fifth Third Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-3874.

Instructions for Sales by Former Cardinal Fund or Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account)shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

 By telephone        Call 1-800-282-5706 with
 Shares may be       instructions as to how you wish
 redeemed in any     to receive your funds (mail,
 amount less than    wire). The Funds make every
 $50,000 by          effort to insure that telephone
 telephone.          redemptions are only made by
                     authorized traders. All
                     telephone calls are recorded for
                     your protection and you will be
                     asked for information to verify
                     your identity.

 By mail             1. Write a letter of instruction indicating:
                       . your Fund and account number
                       . amount you wish to redeem
                       . address where your check should be sent
                       . account owner(s) signature
                     2. Mail to:
                       Fifth Third Funds
                       P.O. Box 5354
                       Cincinnati, Ohio 45201-5354

            Shareholder Information
--------------------------------------------------------------------------------

 By overnight       1. Write a letter of instruction indicating:
 service               . your fund and account number
                       . amount you wish to redeem
                       . address where you want check to be sent
                       . account owner(s) signature
                    2. Send to:
                       Fifth Third Funds
                       312 Walnut Street, 21st Floor
                       Cincinnati, OH 45202-3874

 By wire transfer    Call 1-800-282-5706 to request a
 (Option available   wire transfer.
 only if
 previously set up
 on account.)
                     If you call by the time
                     designated by the Funds, your
                     payment will normally be wired
                     to your bank on the next
                     business day.

                     The Fund charges a wire transfer
                     fee of $8.
                     Note: Your financial institution
                     may also charge a separate fee.

 Systematic          To activate this feature call 1-800-282-5706.
 Withdrawal Plan

 When Written Redemption Requests are Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").
 2. Redemption requests requiring a signature guarantee, which include each of the following.
  . Redemptions over $50,000
  . Your account address has changed within the last 30 days
  . The check is not being mailed to the address on your account
  . The check is not being made payable to the owner of the account
  . The redemption proceeds are being transferred to another Fund account with a different registration
  . The redemption proceeds are being wired to instructions currently not on your account

 Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

 The Trust does not accept signatures guaranteed by a notary public.

 Redemptions Within 15 Days of Initial Investment

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

 Closing of Small Accounts

 If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information

Exchanging Your Shares

You may exchange your Fund shares for Investment A shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

Shares of the new Fund must be held in the same account names, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

--------------------------------------------------------------------------------
 Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders

 If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

 To make an exchange, send a written request to Fifth Third Funds, P.O. Box 5354, Cincinnati, OH 45201-5354, or by call 1-800-282-5706. Please provide the following information:

 . Your name and telephone number
 . The exact name on your account and account number
 . Taxpayer identification number (usually your Social Security number) . Dollar value or number of shares to be exchanged
 . The name of the Fund from which the exchange is to be made
 . The name of the Fund into which the exchange is being made

 Automatic Exchanges

 To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
 Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

 If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.
--------------------------------------------------------------------------------

            Shareholder Information

Distribution
Arrangements/Sales   This section describes the sales charges and fees you
Charges              will pay as an investor in different share classes
                     offered by the Funds and ways to qualify for reduced sales charges.

                                        Investment A
                  Sales Charge (Load)   None
                  Distribution/Service  Subject to annual distribution and
                   (12b-1) Fee          shareholder servicing fees of up to
                                        0.25% of the Fund's assets.

Calculation of       Investment A Shares are sold at their public offering
Sales Charges        price. There is no sales charge associated with the
                     purchase of those shares. There also is no sales charge on reinvested dividends and capital gains.


Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees         and investment representatives for services and expenses
                     related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

                     12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.
                     12b-1 fees may cost you more than paying other types of sales charges.

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dividends and        All dividends and capital gains will be automatically
Capital Gains        reinvested unless you request otherwise. You can receive
                     them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                     Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.


Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below in the case of Fifth Third Tax Exempt Money Market Fund, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Shareholder Information

Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

                                     Fifth Third Government Money Market Fund
                                     Investment A Shares

                                            Year Ended July 31,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
Per share data                  --------  --------  --------  --------  --------
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income              0.04      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
 Total from investment
  operations                        0.04      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income       (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
 Total distributions               (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                        4.41%     5.13%     5.00%     5.11%     5.22%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                           0.75%     0.52%     0.51%     0.51%     0.50%
 Net investment income              4.26%     5.02%     4.90%     4.97%     5.17%
 Expense waiver/reimbursement
  (a)                               0.17%     0.47%     0.44%     0.42%     0.45%
---------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                        $381,105  $150,286  $110,543  $ 68,884  $ 45,726
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

            Financial Highlights

                                             Fifth Third Prime Money Market Fund
                                             Investment A Shares

                                          Year Ended July 31,
                              ------------------------------------------------
                                1999      1998      1997      1996      1995
Per Share Data                --------  --------  --------  --------  --------
Net asset value, beginning
 of period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income            0.04      0.05      0.05      0.05      0.05
-------------------------------------------------------------------------------
 Total from investment
  operations                      0.04      0.05      0.05      0.05      0.05
-------------------------------------------------------------------------------
Less distributions
 Distributions to
  shareholders from net
  investment income              (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-------------------------------------------------------------------------------
 Total distributions             (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value, end of
 period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return                      4.53%     5.25%     5.11%     5.20%     5.25%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                         0.75%     0.52%     0.52%     0.49%     0.49%
 Net investment income            4.39%     5.13%     4.99%     5.06%     5.12%
 Expense
  waiver/reimbursement(a)         0.13%     0.47%     0.44%     0.40%     0.44%
Supplemental data
-------------------------------------------------------------------------------
 Net assets, end of period
  (000s)                      $ 75,024  $ 36,552  $ 33,438  $ 19,341  $ 10,169
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

            Financial Highlights

                                        Fifth Third Tax Exempt Money Market Fund
                                                           Investment A Shares**

                          Period
                           Ended
                           July              Year Ended September 30,
                            31,       -------------------------------------------
                           1999*       1998     1997     1996     1995     1994
Per Share Data            -------     -------  -------  -------  -------  -------
Net asset value,
 beginning of period      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income       0.03        0.03     0.03     0.03     0.03     0.02
----------------------------------------------------------------------------------
 Total from investment
  operations                 0.03        0.03     0.03     0.03     0.03     0.02
----------------------------------------------------------------------------------
Less distributions
 Distributions to
  shareholders from net
  investment income         (0.03)      (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
----------------------------------------------------------------------------------
 Total distributions        (0.03)      (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total return                 2.18%(c)    2.74%    2.72%    2.67%    3.02%    1.78%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets
 Expenses                    0.75%(b)    0.71%    0.80%    0.89%    0.81%    0.76%
 Net investment income       2.60%(b)    2.88%    2.79%    2.66%    2.99%    1.78%
 Expense
  waiver/reimbursement(a)    0.44%(b)       -        -        -        -        -
----------------------------------------------------------------------------------
Supplemental data
 Net assets, end of
  period (000s)           $26,715     $44,494  $60,284  $59,915  $64,780  $80,531
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

  * Reflects operations for the period from October 1, 1998 through July 31,
    1999.
 ** Information for the period prior to September 21, 1998 is for the Tax
    Exempt Money Market Fund, the predecessor fund of Fifth Third Tax Exempt Money Market Fund.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized
(c) Not annualized

Addresses
--------------------------------------------------------------------------------

Fifth Third Government Money Market Fund         Fifth Third Funds
Fifth Third Prime Money Market Fund              c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund         38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                               Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
 Disbursing Agent, and Sub-Administrator         Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                    BISYS Fund Services, L.P.
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                             Ernst & Young LLP
                                                 1300 Chiquita Center
                                                 250 East Fifth Street
                                                 Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get a free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:


                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   ------------------

--------------------------------------------------------------------------------
              *The Funds' website is not part of this prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 .  For a fee, by writting the Public Reference Section of the Commission,
   Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
 .  At no charge from the Commission's Website at http://wwww.sec.gov.



                          [LOGO OF FIFTH THIRD FUNDS]


Investment Company Act file no. 811-5669

[LOGO OF FIFTH THIRD FUNDS]


                                   [PICTURE]


                                                 GOVERNMENT MONEY MARKET FUND

                                                 PRIME MONEY MARKET FUND

Fifth Third Funds                                TAX EXEMPT MONEY MARKET FUND

Money Market Mutual Funds                        U.S. TREASURY MONEY MARKET FUND


Institutional Shares


Working hard to build your wealth!


----------------
    Prospectus

    November 30, 1999

    The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Fifth Third Funds                        Table of Contents

         Objectives, Strategies and Risks
--------------------------------------------------
         3   Overview
         4   The Funds
         Shareholder Fees and Fund Expenses
--------------------------------------------------
         12  Fee Tables
         13  Expense Examples
         Additional Information About the Funds'
         Investments
--------------------------------------------------
         14
         Fund Management
--------------------------------------------------
         16  Investment Advisor
         16  Fund Administration
         Shareholder Information
--------------------------------------------------
         17  Purchasing and Selling Fund Shares
         17  Purchasing and Adding to Your Shares
         18  Selling Your Shares
         19  Exchanging Your Shares
         19  Dividends and Capital Gains
         20  Taxation
         Financial Highlights
--------------------------------------------------
         21
         Back Cover
--------------------------------------------------
             Where to learn more about Fifth Third
             Funds

            Objectives, Strategies and Risks

Overview

This section provides important information about Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Tax Exempt Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All Funds are managed by Fifth Third Bank.

            Fifth Third Government Money Market Fund

                                           [LOGO]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies. The Fund's ability to meet
Fifth Third Bank    redemption obligations could be burdened by its
or any other        investments in securities restricted as to resale.
bank and is not     Restricted securities generally trade among institutions
insured or          in markets that are not as developed or that do not
guaranteed by       function as efficiently as more established markets.
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third Government Money Market Fund

                                           [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares

1992    3.36
1993    2.69
1994    3.84
1995    5.51
1996    4.96
1997    5.10
1998    4.98

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 1995        1.38%
Worst quarter:               Q2 1993        0.65%

Year to Date Return (1/1/99 to 9/30/99): 3.33%

                                -------------------------


Average Annual Total Returns (for the periods ended December 31, 1998)

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   -------------------------------------------------------------------------
   Institutional Shares  7/10/91          4.98%      4.88%          N/A           4.39%
--------------------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Prime Money Market Fund

                                       [LOGO]

Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies. The Fund's ability to meet
Fifth Third Bank    redemption obligations could be burdened by its
or any other        investments in securities restricted as to resale.
bank and is not     Restricted securities generally trade among institutions
insured or          in markets that are not as developed or that do not
guaranteed by       function as efficiently as more established markets.
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third Prime Money Market Fund

                                    [LOGO]

Volatility and Performance Information



The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested. The
table assumes
that Shareholders
redeem their Fund
shares at the end
of the period
indicated.

Past performance
does not indicate
how the Fund will
perform in the
future.

[CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares

1990    7.92
1991    5.76
1992    3.37
1993    2.69
1994    3.83
1995    5.60
1996    5.04
1997    5.21
1998    5.13

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q2 1990        1.95%
                          Worst quarter:               Q2 1993        0.65%
                          Year to Date Return (1/1/99 to 9/30/99): 3.45%


                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------------
   Institutional Shares  6/14/89          5.13%       4.96%         N/A           5.16%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Tax Exempt Money Market Fund

                                           [LOGO]

Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. At least 80% of its total assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies.
Fifth Third Bank
or any other        Because the Fund's securities are issued by states,
bank and is not     cities, towns and public authorities, the Fund's
insured or          performance also may be affected by political and economic
guaranteed by       conditions at the state or local level. Those conditions
the FDIC or any     may include state or city budgetary problems, declines in
other government    the tax base and, generally, any factor that may cause
agency. Although    rating agencies to downgrade the credit ratings on state
the Fund seeks      or municipal securities. Actual or proposed changes in tax
to preserve the     rates, regulations or government-sponsored programs also
value of your       could affect the yield on your investment.
investment at
$1.00 per share,    The Fund's ability to meet redemption obligations could be
it is possible      burdened by its investments in securities restricted as to
to lose money by    resale. Restricted securities generally trade among
investing in        institutions in markets that are not as developed or that
this Fund.          do not function as efficiently as more established
                    markets.

            Fifth Third Tax Exempt Money Market Fund

                                           [LOGO]

Volatility and Performance Information



The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested. The
table assumes
that Shareholders
redeem their Fund
shares at the end
of the period
indicated.

Past performance
does not indicate
how the Fund will
perform in the
future.

[CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares*

1989    5.81
1990    5.14
1991    3.95
1992    2.42
1993    1.81
1994    2.10
1995    2.95
1996    2.72
1997    2.75
1998    2.68

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q2 1989        1.45%
                          Worst quarter:               Q3 1994        0.45%
                          Year to Date Return (1/1/99 to 9/30/99): 1.99%


                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      -------------------------------------------------------------------
Investment A Shares*  9/7/83           2.68%      2.64%         3.22%          3.72%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

* The Fund first offered Institutional shares on 9/21/98. Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third U.S. Treasury Money Market Fund

                                            [LOGO]

Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies.
Fifth Third Bank
or any other
bank and is not
insured or
guaranteed by
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

            Fifth Third U.S. Treasury Money Market Fund

                                    [LOGO]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested. The table assumes that Shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

[CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares

1990    7.84
1991    5.67
1992    3.39
1993    2.74
1994    3.79
1995    5.57
1996    5.05
1997    5.25
1998    5.12

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 1990        1.93%
Worst quarter:               Q4 1993        0.67%

Year to Date Return (1/1/99 to 9/30/99): 3.40%

Average Annual Total Returns (for the periods ended December 31, 1998)

                      Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   ----------------------------------------------------------------------
Institutional Shares  12/1/89          5.12%      4.95%          N/A           4.96%

--------------------------------------------------------------------------------

  For current yield information, call 1-888-799-5353.

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Institutional shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 1999.

Shareholder Fees

                                       Money Market Funds--Fee Table
                               Fifth Third  Fifth Third Fifth Third   Fifth Third
                                Government  Prime Money  Tax Exempt  U.S. Treasury
                               Money Market   Market    Money Market Money Market
                                   Fund        Fund         Fund         Fund
Maximum Sales Charge
 (Load) Imposed
 on Purchases                      None        None         None         None
----------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed
 on Reinvested Dividends           None        None         None         None
----------------------------------------------------------------------------------
Maximum Deferred Sales
 Load                              None        None         None         None
----------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees                    0.40%       0.40%        0.50%        0.40%
----------------------------------------------------------------------------------
Distribution (12b-1)
 fees                              None        None         None         None
----------------------------------------------------------------------------------
Other expenses                     0.27%       0.23%        0.44%        0.22%
----------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                 0.67%       0.63%        0.94%        0.62%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Because some of the fund's expenses have been reduced through expense waivers and reimbursements, actual total operating expenses for the prior year would have been as shown below.
Net Total Annual Fund
Operating Expenses                 0.56%       0.52%        0.61%        0.38%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Money Market Funds

             Fifth Third
             Government             1     3     5     10
             Money Market Fund     Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $68  $214  $373    $835
             ---------------------------------------------

             Fifth Third Prime      1     3     5     10
             Money Market Fund     Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $64  $202  $351    $786
             ---------------------------------------------

             Fifth Third Tax
             Exempt                 1     3     5     10
             Money Market Fund     Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $96  $300  $520  $1,155
             ---------------------------------------------

             Fifth Third U.S.
             Treasury               1     3     5     10
             Money Market Fund     Year Years Years Years
             ---------------------------------------------
             Institutional Shares  $63  $199  $346    $774
             ---------------------------------------------

            Additional Information About the Funds' Investments

The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Foreign             Foreign bonds and instruments of foreign banks generally
Investments         have more risk than their domestic counterparts, in part
(Applies to all     because of higher political and economic risks and the
Funds)              general lack of reliable information. All foreign
                    securities purchased by a Fund are denominated in U.S.
                    dollars.

Securities          When securities are rated by one or more independent
Ratings             rating agencies, each Fund uses these ratings to determine
(Applies to all     credit quality. In cases where a security has received a
Funds)              rating from only one independent rating agency, it may
                    rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase          Each Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which a Fund buys
(Applies to all     securities from a bank or other financial institution and
Funds)              agrees to sell it back at a specified time and place. The
                    risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          Each Fund (other than Fifth Third U.S. Treasury Money
Lending             Market Fund) may seek additional income or fees by lending
(Applies to all     portfolio securities to qualified institutions. By
Funds)              reinvesting any cash collateral it receives in these
                    transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
(Applies to all     trade only among institutions; the markets for these
Funds)              securities are still developing and may not function as
                    efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

            Additional Information About the Funds' Investments

Derivatives         Derivatives are financial instruments whose value derives
(Applies to all     from one or more securities. Certain instruments that are
Funds)              "first" or "second tier" securities also may be
                    derivatives, such as short-term, high-quality asset-backed securities. Each Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued         Each Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
(Applies to all     they are actually issued, which may be any time from a few
Funds)              days to over a year.

Year 2000           Fifth Third Bank and BISYS Fund Services Limited
(Applies to all     Partnership ("BISYS"), the Funds' administrator, do not
Funds)              currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. There can be no assurances in this area, however, and although
                    Fifth Third Funds and BISYS have undertaken significant projects to minimize the risk of year 2000 computer problems, some factors, including the year 2000 compliance of Fifth Third Fund's and BISYS's suppliers, are not within their direct control and could negatively affect communications systems, investment markets or the economy in general.

            Fund Management

Investment Advisor


Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds.

As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets of Fifth Third Funds.

The management fees paid by the Funds for the fiscal year ended July 31, 1999 were as follows:

                                             As a percentage of
                                             average net assets
---------------------------------------------------------------
Fifth Third Government Money Market Fund            0.40%
---------------------------------------------------------------
Fifth Third Prime Money Market Fund                 0.38%
---------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund            0.36%
---------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund         0.26%
---------------------------------------------------------------

Fund Administration

BISYS serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

       Maximum            Average Aggregate Daily
     Administrative Fee   Net Assets of the Trust
     ------------------   -----------------------
           0.20%          of the first $1 billion
           0.18%           of the next $1 billion
           0.17%          in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Funds.

            Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of a Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market Fund calculates its NAV at 11:00 a.m. Each of Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market Fund--11 a.m.; Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--1 p.m.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.

Minimum
Investments
                    The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number .

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by express mail to: Fifth Third Funds, 512 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-3874.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional    To exchange your shares, call the Trust and Investment
shares of any        Department at Fifth Third Bank, Fifth Third Securities,
other Fifth Third    Inc.--Institutional Investment Division, the sponsor of
Fund. No             your qualified employee retirement plan or the broker-
transaction fees     dealer, investment adviser, financial planner or other
are charged for      institution through which you purchased your shares for
exchanges. Be        exchange procedures or call 1-888-799-5353.
sure to read the
Prospectus           Notes on Exchanges
carefully of any
Fund into which      To prevent disruption in the management of the Funds,
you wish to          market timing strategies and frequent exchange activity
exchange shares.     may be limited by the Funds. Although not anticipated,
                     the Funds may reject exchanges, or change or terminate
You must meet the    rights to exchange shares at any time.
minimum
investment           Shares of the new Fund must be held under the same
requirements for     account names with the same registration and tax
the Fund into        identification numbers, as the shares of the old Fund.
which you are
exchanging.          The Exchange Privilege (including automatic exchanges)
Exchanges from       may be changed or eliminated at any time.
one Fund to
another are          The exchange privilege is available only in states where
taxable for          shares of the Funds may be sold.
investors subject
to federal or        All exchanges are based on the relative net asset value
state income         next determined after the exchange order is received by
taxation.            the Funds.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.

            Shareholder Information

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below in the case of Fifth Third Tax Exempt Money Market Fund, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

                                        Fifth Third Government Money Market Fund
                                        Institutional Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 1999      1998      1997      1996      1995
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       4.60%     5.13%     5.01%     5.11%     5.22%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                          0.56%     0.52%     0.51%     0.50%     0.50%
 Net investment income             4.52%     5.02%     4.90%     4.99%     5.17%
 Expense waiver/reimbursement
  (a)                              0.11%     0.12%     0.09%     0.07%     0.20%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $252,987  $221,034  $162,543  $132,326  $129,603
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

            Financial Highlights


                                        Fifth Third Prime Money Market Fund
                                        Institutional Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 1999      1998      1997      1996      1995
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       4.76%     5.25%     5.11%     5.20%     5.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                          0.52%     0.52%     0.52%     0.49%     0.49%
 Net investment income             4.66%     5.13%     4.99%     5.07%     5.12%
 Expense waiver/reimbursement
  (a)                              0.11%     0.12%     0.09%     0.08%     0.09%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $348,366  $368,348  $341,827  $300,821  $223,640
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

            Financial Highlights


                                     Fifth Third Tax Exempt Money Market Fund
                                     Institutional Shares

                                                   Period Ended   Period Ended
                                                     July 31,     September 30,
                                                      1999*          1998**
Per share data                                     ------------   -------------
Net asset value, beginning of period                 $  1.00         $ 1.00
-------------------------------------------------------------------------------
Income from investment operations
 Net investment income                                  0.03            --
-------------------------------------------------------------------------------
 Total from investment operations                       0.03            --
-------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders from net investment
  income                                               (0.03)           --
-------------------------------------------------------------------------------
 Total distributions                                   (0.03)           --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value, end of the period                   $  1.00         $ 1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return                                            2.24%(d)       2.74%(b)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                               0.61%(c)       0.63%(c)
 Net investment income                                  2.66%(c)       3.09%(c)
 Expense waiver/reimbursement (a)                       0.33%(c)        -- (c)
-------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period (000s)                    $17,682         $7,953
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 *  Reflects operations for the period from October 1, 1998 through July 31,
    1999.
 ** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and the activity of the Institutional Shares for the period of September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.
(c) Annualized
(d) Not annualized

            Financial Highlights


                                     Fifth Third U.S. Treasury Money Market Fund
                                     Institutional Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 1999      1998      1997      1996      1995
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       4.68%     5.31%     5.11%     5.24%     5.18%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                          0.38%     0.38%     0.42%     0.43%     0.44%
 Net investment income             4.57%     5.19%     5.00%     5.10%     5.07%
 Expense waiver/reimbursement
  (a)                              0.24%     0.24%     0.17%     0.12%     0.11%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $856,286  $876,089  $539,087  $489,228  $321,640
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Addresses
--------------------------------------------------------------------------------

Fifth Third Government Money Market Fund        Fifth Third Funds
Fifth Third Prime Money Market Fund             c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund        38 Fountain Square Plaza
Fifth Third U.S. Treasury Money Market Fund     Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                              Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
  Disbursing Agent, and Sub-Administrator       Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                   BISYS Fund Services, L.P.
                                                3435 Stelzer Road
                                                Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                            Ernst & Young L.L.P.
                                                1300 Chiquita Center
                                                250 East Fifth Street
                                                Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission,
   Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
 . At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]

Investment Company Act file no. 811-5669

                                    Part B

                               Fifth Third Funds
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information


     This Combined Statement of Additional Information (the "SAI") relates to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):

    .  Fifth Third Quality Growth Fund;
    .  Fifth Third Cardinal Fund;
    .  Fifth Third Pinnacle Fund;
    .  Fifth Third Equity Income Fund;
    .  Fifth Third Balanced Fund;
    .  Fifth Third Mid Cap Fund;
    .  Fifth Third International Equity Fund;
    .  Fifth Third Bond Fund For Income;
    .  Fifth Third Quality Bond Fund;
    .  Fifth Third U.S. Government Securities Fund;
    .  Fifth Third Municipal Bond Fund;
    .  Fifth Third Ohio Tax Free Bond Fund;
    .  Fifth Third Government Money Market Fund;
    .  Fifth Third Prime Money Market Fund;
    .  Fifth Third Tax Exempt Money Market Fund;
    .  Fifth Third U.S. Treasury Money Market Fund;


This SAI should be read with the Prospectuses for the Funds dated November 30, 1999. To receive a copy of any Prospectus, you may write the Trust or call toll-free (888) 799-5353. This Statement is not a prospectus itself.



                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263



                               November 30, 1999

                               Table of Contents
                                                                            Page
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST                                            1
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS                                 1
    Types of Investments                                                       2
    Portfolio Turnover                                                        14
    Investment Limitations                                                    14
    Investment Risks (Ohio Tax Free Fund)                                     18
FIFTH THIRD FUNDS MANAGEMENT                                                  20
    Officers and Trustees                                                     20
    Trust Ownership                                                           21
    Trustees' Compensation                                                    29
    Trustee Liability                                                         29
INVESTMENT ADVISORY SERVICES                                                  29
    Investment Advisors to the Trust                                          29
    Advisory Fees                                                             30
    Sub-advisor                                                               30
    Sub-advisory Fees                                                         30
    Administrative Services                                                   30
    Transfer Agent and Dividend Disbursing Agent                              32
BROKERAGE TRANSACTIONS                                                        32
PURCHASING SHARES                                                             34
    Distribution Plan and Administrative Services Agreement
     (Investment C Shares Only)                                               34
    Conversion to Federal Funds                                               35
    Exchanging Securities for Fund Shares                                     36
    Payments to Dealers                                                       36
DETERMINING NET ASSET VALUE                                                   36
    Determining Market Value of Securities                                    37
    Valuing Municipal Bonds                                                   37
    Use of Amortized Cost                                                     38
    Trading in Foreign Securities                                             39
REDEEMING SHARES                                                              39
    Redemption in Kind                                                        39
TAX STATUS                                                                    40
    The Funds' Tax Status                                                     40
    Shareholders' Tax Status                                                  40
    Capital Gains                                                             40
    Foreign Taxes                                                             41
TOTAL RETURN                                                                  41
YIELD                                                                         43
    Tax Equivalency Table                                                     44
PERFORMANCE COMPARISONS                                                       45
FINANCIAL STATEMENTS                                                          49
APPENDIX                                                                      49

                      GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

     The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers the following Funds and the following classes of each Fund:

 .    Investment A Shares, Investment C Shares and Institutional Class Shares of
     the following Funds: Fifth Third U.S. Government Securities Fund ("Government Securities Fund"), Fifth Third Quality Bond Fund ("Quality Bond Fund"), Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund"), Fifth Third Quality Growth Fund ("Quality Growth Fund"), Fifth Third Cardinal Fund ("Cardinal Fund"), Fifth Third Pinnacle Fund ("Pinnacle Fund"), Fifth Third Mid Cap Fund ("Mid Cap Fund"), Fifth Third Balanced Fund ("Balanced Fund"), Fifth Third International Equity Fund ("International Equity Fund"), Fifth Third Equity Income Fund ("Equity Income Fund"), Fifth Third Bond Fund For Income ("Bond Fund For Income"), and Fifth Third Municipal Bond Fund ("Municipal Bond Fund");

 .    Investment A Shares and Institutional Class Shares of the following Funds:
     Fifth Third Government Money Market Fund ("Government Money Market Fund"), Fifth Third Prime Money Market Fund ("Prime Money Market Fund") and Fifth Third Tax Exempt Money Market Fund ("Tax Exempt Fund"); and

 .    Institutional Class Shares of Fifth Third U.S. Treasury Money Market Fund
     ("U.S. Treasury Money Market Fund").

     All Funds are advised by Fifth Third Bank (the "Advisor"), except Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"), Fifth Third Bank and Heartland are owned by Fifth Third Bancorp. Morgan Stanley Asset Management, Inc. (the "Sub-advisor") serves as investment sub-advisor to the International Equity Fund.

                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

     The prospectuses discuss the objective of Funds and certain policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval.

Types of Investments

     Bank Instruments. The Prime Money Market Fund, the Tax Exempt Money Market Fund, the Quality Bond Fund, the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

     In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in:

     . Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

     . Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and

     . Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

     Futures and Options Transactions. All of the Funds except the Money Market funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

     As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

     The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     Futures Contracts. The Funds except the Money Market funds may enter into
     -----------------
futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

     Stock Index Options. The Funds other than Fifth Third Money Market Funds
     -------------------
may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Put Options on Financial Futures Contracts. The Funds other than Fifth
     ------------------------------------------
Third Money Market Funds may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

     Call Options on Financial Futures Contracts. The Funds other than the Fifth
     -------------------------------------------
Third Money Market Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

     In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions. A Fund will not maintain open
     ------------------------------------
positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions. Unlike the purchase or sale of a
      -------------------------------
security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, " equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.

     The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     Purchasing Put Options on Portfolio Securities. The Funds other than the
     ----------------------------------------------
Fifth Third Money Market Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     Writing Covered Call Options on Portfolio Securities. The Funds other than
     ----------------------------------------------------
the Fifth Third Money Market Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

     Over-the-Counter Options. The Funds other than the Fifth Third Money Market
     ------------------------
Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     Collateralized Mortgage Obligations ("CMOs"). The U.S. Government Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Convertible Securities. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Municipal Securities. The Ohio Tax Free Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus.

     Examples of Municipal Securities are:

     . governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

     .    municipal notes and tax-exempt commercial paper;

     .    serial bonds;

     . tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

     . bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

     . pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

     .    general obligation bonds.

     Participation Interests. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in participation interests. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, and the Tax Exempt Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Variable Rate Municipal Securities. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     Municipal Leases. The Ohio Tax Free Fund, the Municipal Bond Fund, and the Tax Exempt Money Market fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     Cash. From time to time, such as when suitable securities are not available, the Funds may invest a portion of their assets in cash. Any portion of a Fund's assets maintained in cash will reduce the Fund's return and, in the case of a bond fund and Money Market fund, the Fund's yield.

     Foreign Currency Transactions. The International Equity Fund may engage in foreign currency transactions.

     Currency Risks. The exchange rates between the U.S. dollar and foreign
     --------------
currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

     Forward Foreign Currency Exchange Contracts. The Fund may enter into
     -------------------------------------------
forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option
     ------------------------
buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise their put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

     Special Risks Associated with Foreign Currency Options. Buyers and sellers
     ------------------------------------------------------
of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Foreign Currency Futures Transactions. By using foreign currency futures
     -------------------------------------
contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and
     --------------------------------------------------------------------
Related Options. Buyers and sellers of foreign currency futures contracts are
---------------
subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     U.S. Government Obligations. The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

     Variable Rate U.S. Government Securities. Some of the short-term U.S.
     ----------------------------------------
government securities that the Money Market Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     When-Issued and Delayed Delivery Transactions. Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Lending of Portfolio Securities. Each Fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted And Illiquid Securities. Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Portfolio Turnover

     The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market funds:


                                   Fiscal year ended   Fiscal year ended
                                     July 31, 1999       July 31, 1998
                                   ------------------  ------------------
     Government Securities Fund            93%                155%
     Quality Bond Fund                    349%                279%
     Ohio Tax Free Fund                    47%                 42%
     Quality Growth Fund                   34%                 45%
     Mid Cap Fund                          49%                 44%
     Balanced Fund                        128%                135%
     International Equity Fund             42%                 39%
     Equity Income Fund                    69%                 41%
     Bond Fund For Income                 104%                127%
     Municipal Bond Fund                  110%                121%
     Cardinal Fund                         15%*                15%**
     Pinnacle Fund                         51%                 38%


Portfolio turnover for the Quality Bond Fund increased during the past fiscal year from the immediately prior fiscal year because the Fund restructured its portfolio to take advantage of the competitive pricing among new issues.

     *reflects period October 1, 1998 through July 31, 1999.
     ** for the fiscal year ended September 30, 1998

Investment Limitations

     Issuing Senior Securities and Borrowing Money. The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed and except to the extent that a Fund (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. No Fund (other than the Prime

Money Market Fund and U.S. Treasury Money Market Fund) will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     Selling Short and Buying on Margin. The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

     The deposit or payment by the Funds (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Pledging Assets. The Prime Money Market Fund will not mortgage, pledge or hypothecate any assets. The other Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. The Government Money Market Fund, Tax Exempt Money Market Fund and U.S. Treasury Money Market Fund only may pledge having a value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     Investing in Commodities. None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of Ohio Tax Free Fund, Government Securities Fund and Municipal Bond Fund) may engage in transactions involving futures contracts or options on futures contracts.

     Investing in Real Estate. None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments. With respect to 75% of the value of their respective total assets (and with respect to 100% of their total assets with respect to Tax Exempt Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund) a Fund (with the exception of Ohio Tax Free Fund), will not purchase securities issued-by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

     Dealing in Puts and Calls. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     Concentration of Investments. The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     The Prime Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these Money Market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Funds may invest as temporary investments more than 25% of the value of their respective assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these Money Market instruments, i.e., repurchase agreements.

     Underwriting. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Restricted Securities. The Funds will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities. The Funds other than the Money Market funds, will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days. The Money Market funds will not invest more than 10% of the value of their respective net assets in illiquid securities.

     Investing in Securities of Other Investment Companies. With respect to 100% of their total assets (and for the Money Market Funds, with respect to 75% of the Funds' total Assets), the Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     Investing in New Issuers. The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund and the Prime Money Market Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fun will not invest more that 5% of the value of their respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Trust. No Fund (other than the U.S. Treasury Money Market Fund, the Prime Money Market Fund and the Government Money Market Fund) may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     Investing in Minerals. No Fund (other than the U.S. Treasury Money Market Fund or the Government Money Market Fund may purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

     Investing in Commodities, Commodity Contracts, or Real Estate. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase Money Market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Arbitrage Transactions. No Fund (other than the Money Market funds) may enter into transactions for the purpose of engaging in arbitrage.

     Purchasing Securities to Exercise Control. No Fund (other than the Money Market funds) may purchase securities of a company for the purpose of exercising control or management.

     Investing in Warrants. The Quality Growth Fund, Cardinal Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, and Equity Income Fund may not invest more than 5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

     Investing in Put Options. The International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Writing Covered Call Options. The International Equity Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Investment Risks (Ohio Tax Free Fund)

     The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

     Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

     The state ended fiscal year 1998 with a positive budgetary fund balance of approximately $953 million. Personal taxes have been cut in recent years, a result of the strong economy. As of March 1998 the Budget Stabilization Fund had a balance of $862 million, up from $828 million the end of fiscal year 1997. A March 24, 1997, Ohio Supreme Court decision requires major changes in Ohio's school funding arrangements. These changes pose significant but manageable challenges and should not threaten the overall fiscal stability of the state.

     The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. The act, established in 1979, requires the municipality to develop a financial plan to eliminate deficits and cure any defaults. These procedures have been applied to approximately twenty-four cities and villages, including the city of Cleveland; in nineteen of these communities, the fiscal situation has been resolved and the procedures terminated. This fiscal emergency legislation has been amended to include counties and townships.

     The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

     Special Restriction on Fifth Third Government Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

     Special Restriction on Fifth Third U.S. Treasury Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.

                          FIFTH THIRD FUNDS MANAGEMENT

Officers and Trustees

     Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. None of the Trustees are "interested persons" of Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership, as that term is defined in
Section 2(a)(19) of the 1940 Act.

     Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

     Edward Burke Carey, 394 East Town Street, Columbus, OH 43215. Birthdate:
     July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

     Lee A. Carter, 425 Walnut Street, Cincinnati, OH 45202. Birthdate: December 17, 1938. Member of the Board of Trustees, formerly President, Local Marketing Corporation (retired December 31, 1993).

     Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 5, 1954. President of the Trust, employee of BISYS Fund Services, Inc.

     Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

     Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

Trust Ownership

     As of November 15, 1999, the Officers and Trustees owned less than 1% of any class of any Fund.

     As of November 15, 1999, the following persons owned 5% or more of any class of Shares of a Fund:

Fifth Third Quality Growth Fund-Investment A Shares
BHC Securities Inc.                                        5,471,985.874  97.97%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market St. #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Growth Fund-Investment C Shares:
BHC Securities Inc.                                          434,322.406  99.02%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market St. #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Growth Fund-Institutional Shares:
Fifth Third Bank                                          13,032,501.704  50.24%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           7,615,585.271  29.36%
Trust and Investment Services (R)
Attn:  Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           5,263,915.724  20.29%
Expediter
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Cardinal Fund-Investment A Shares:
BHC Securities Inc.                                        4,821,224.517  40.24%
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Investment C Shares:
BHC Securities Inc.                                           31,495.021  64.78%
Trade House Accounting
Attn:  Mutual Fund Department
2005 Market St., 11th Floor
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Institutional Shares:
Fifth Third Bank                                              69,187.802  34.93%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                             128,859.808  65.07%
Trust and Investment Services (R)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square
Cincinnati, OH 45263

Fifth Third Pinnacle Fund-Investment A Shares:
BHC Securities Inc.                                        1,357,067.476  98.46%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Pinnacle Fund-Investment C Shares:
BHC Securities Inc.                                          162,106.472  98.74%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Pinnacle Fund-Institutional Shares:
Fifth Third Bank                                             509,230.517  29.71%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                             171,364.642  10.02%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                             371,291.536  21.70%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Equity Income Fund-Investment A Shares:
BHC Securities Inc.                                        1,230,390.979  99.13%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Equity Income Fund-Investment C Shares:
BHC Securities Inc.                                           81,777.165  98.76%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Equity Income Fund-Institutional Shares:
Fifth Third Bank                                           8,552,904,954  95.01%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Balanced Fund-Investment A Shares:
BHC Securities Inc.                                        4,596,080.766  91.95%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Balanced Fund-Investment C Shares:
BHC Securities Inc.                                          412,368.705  98.52%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Balanced Fund-Institutional Shares:
Fifth Third Bank                                          1,075,790.554   12.17%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          4,131,679.723   46.75%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          3,625,357.975   41.02%
Expediter
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Mid Cap Fund-Investment A Shares:
BHC Securities Inc.                                       1,562,232.821   91.60%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Mid Cap Fund-Investment C Shares:
BHC Securities Inc.                                          48,105.524  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Mid Cap Fund-Institutional Shares:
Fifth Third Bank                                          6,274,297.844   51.66%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          3,696,217.356   30.43%
Trust and Investment Services (R)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          2,174,051.562   17.90%
Expediter
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263



Fifth Third International Equity Fund-Investment A Shares:
BHC Securities Inc.                                                     454,600.589   99.19%
Trade House Accounting
2005 Market Street
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment C Shares:
BHC Securities Inc.                                                      15,999.731   89.81%
Trade House Accounting
2005 Market Street
Philadelphia, PA 19103
Donaldson Lufkin Jenrette                                                 1,813.644   10.18%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Fifth Third International Equity Fund-Institutional Shares:
Fifth Third Bank & Investment Services                                8,542,921.012   63.16%
38 Fountain Square Plaza
Cincinnati, OH 45263
Fifth Third Bank & Investment Services                                4,439,013.025   32.82%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bond Fund for Income-Investment A Shares:
BHC Securities Inc.                                                   1,440,670.401   46.14%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Bond Fund for Income-Investment C Shares:
BHC Securities Inc.                                                      44,771.550  100.00%
Trade House Account
Attn:  Mutual Funds
1 commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Bond Fund for Income-Institutional Shares:
Fifth Third Bank                                                     16,170,312.747   96.25%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263


Fifth Third Quality Bond Fund-Investment A Shares:
BHC Securities Inc.                                                  1,036,245.699   99.38%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street, #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Bond Fund-Investment C Shares:
BHC Securities Inc.                                                     84,061.408  100.00%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street, #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Bond Fund Institutional Shares:
Fifth Third Bank                                                     6,440,162.376   43.52%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                     6,895,616.810   46.60%
Trust and Investment Services (R)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                     1,319,843.686    8.92%
Expediter
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Securities Fund-Investment A Shares:
BHC Securities Inc.                                                    372,011.440   98.54%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Government Securities Fund-Investment C Shares:
BHC Securities Inc.                                                     39,248.088  100.00%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212


Fifth Third Government Securities Fund-Institutional Shares:
Fifth Third Bank                                                2,453,533.790   53.49%
Trust and Investment Securities (C)
Attn:  Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                1,475,293.138   32.17%
Trust and Investment Securities (R)
Attn:  Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                  657,737.631   14.34%
Expediter
Attn:  Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Municipal Bond Fund-Investment A Shares:
BHC Securities Inc.                                                25,948.211   95.08%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Municipal Bond Fund-Institutional Shares:
Fifth Third Bank                                                9,827,948.746   99.73%
Trust and Investment Securities (C)
Attn:  Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Ohio Tax Free Fund-Investment A Shares:
BHC Securities Inc.                                             2,113,994.104   99.91%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Ohio Tax Free Fund-Investment C Shares:
BHC Securities Inc.                                               117,594.773   99.59%
Trade House Account
Attn:  Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212


Fifth Third Ohio Tax Free Fund-Institutional Shares:
Fifth Third Bank                                                       18,008,713.416   98.43%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Money Market Fund-Investment A Shares:
Fifth Third Bank Trust Dept                                           320,532,227.900   91.94%
Attn:  Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Government Money Market Fund-Institutional Shares:
Fifth Third Bank Trust Dept                                           251,071,044.300  100.00%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Investment A Shares:
Fifth Third Bank Trust Dept                                           101,267,670.830   99.98%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Institutional Shares:
Fifth Third Bank Trust Dept                                           347,733,272.620   92.92%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Tax Exempt Money Market Fund-Investment A Shares:
Fifth Third Bank                                                       22,696,917.270   86.07%
Trust and Investment Services
Attn: Diame Harmening MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Tax Exempt Money Market Fund-Institutional Shares:
Fifth Third Bank                                                       70,729,868.250  100.00%
Trust and Investment Services (C)
Attn:  Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third U.S. Treasury Money Market Fund-Institutional Shares:
Fifth Third Bank Trust Dept                                           750,239,637.870   84.19%
Attn:  Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Trustees' Compensation

                                                   Aggregate Compensation
Name and Position with Trust                           from Trust*+
----------------------------                           ------------
Edward Burke Carey, Trustee                              $7,800
Lee A. Carter, Trustee                                   $7,800
Albert E. Harris, Trustee, Chairman of the Board         $9,800


----------------

* Information is furnished for the fiscal year ended July 31, 1999. The Trust is the only investment company in the Fund complex.

+ The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.

Trustee Liability

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

     The Trust's investment advisors to all Funds other than the Pinnacle Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

     Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

Advisory Fees

     For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997 (amounts in thousands):


                                          Year ended       Amount     Year ended      Amount      Year ended      Amount
         Fund Name                      July 31, 1999   Waived-1999  July 31, 1998  Waived-1998  July 31, 1997  Waived-1997

 Government Securities Fund                $  261        $   38         $  228         $ 33         $  234         $ 46
 Quality Bond Fund                            680            --            545           --            483           --
 Ohio Tax Free Bond Fund                    1,122            79            980           --            813           --
 Quality Growth Fund                        4,920            --          3,810           --          2,328           --
 Mid Cap Fund                               1,753            --          1,725           --          1,146           --
 Balanced Fund                              1,673            --          1,217           --            861           --
 International Equity Fund                  1,634            --          1,471           --          1,361           --
 Equity Income Fund                         1,311            --          1,088           --            442           --
 Bond Fund For Income                       1,369            --            938           --            411           --
 Municipal Bond Fund                          661            --            591           --            282           --
 Cardinal Fund                              1,364*           --            n/a          n/a            n/a          n/a
 Pinnacle Fund                                586            --            129           --            n/a          n/a
 Government Money Market Fund               2,789            --          1,284           52            986          135
 Prime Money Market Fund                    1,657            83          1,762           88          1,358          139
 Tax Exempt Money Market Fund                 185*           60            n/a          n/a            n/a          n/a
 U.S. Treasury Money Market Fund            3,707         1,298          2,795          978          1,966          655

 *Reflects operations for the period October 1, 1998 through July 31, 1999.

Sub-advisor

     Morgan Stanley Asset Management, Inc. is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc.

Sub-advisory Fees

     For its sub-advisory services, Morgan Stanley Asset Management, Inc. receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

  For the year ended July 31, 1997, the Sub-advisor earned fees from International Equity Fund of $680,483, none of which was waived. For the year ended July 31, 1998, the Sub-advisor earned fees from International Equity Fund of $777,259, none of which was waived. For the year ended July 31, 1999, the Sub-advisor earned fees from International Equity Fund of $735,375, none of which was waived.

Administrative Services

     BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by BISYS and the amounts of those fees that were voluntarily waived. For the years ended July 31, 1997 and July 31, 1998 and July 31, 1999 (Amounts in Thousands):


                                          Year ended       Amount     Year ended      Amount      Year ended      Amount
         Fund Name                      July 31, 1999   Waived-1999  July 31, 1998  Waived-1998  July 31, 1997  Waived-1997
 Government Securities Fund                $   83          $ 46         $   76         $ 41           $ 55         $ 14
 Quality Bond Fund                            217           120            180           99            114           30
 Ohio Tax Free Fund                           358           176            324          142            198           11
 Quality Growth Fund                        1,079           290            865          100            397           17
 Mid Cap Fund                                 385           156            383          116            192           16
 Balanced Fund                                367            91            277          116            141           30
 International Equity Fund                    292            --            265           --            166           --
 Equity Income Fund                           288            75            247          113             85           37
 Bond Fund For Income                         437            70            310          111            114           50
 Municipal Bond Fund                          211           116            196          108             77           33
 Cardinal Fund                                400*           25            n/a          n/a            n/a          n/a
 Pinnacle Fund                                129             9             22           11            n/a          n/a
 Government Money Market Fund               1,245           697            582          321            301           84
 Prime Money Market Fund                      741           372            801          441            426          128
 Tax Exempt Money Market Fund                  66*           37            n/a          n/a            n/a          n/a
 U.S. Treasury Money Market Fund            1,659           927          1,267          699            610          177

*Reflects operations for the period October 1, 1998 through July 31, 1999.

     Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1997, July 31, 1998 and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees (amounts in thousands):

                                       Year Ended     Year Ended     Year Ended
           Fund Name                 July 31, 1997  July 31, 1998  July 31, 1999

  Government Securities Fund              $11            $10            $12
  Quality Bond Fund
  Ohio Tax Free Fund
  Quality Growth Fund
  Mid Cap Fund
  Balanced Fund
  International Equity Fund
  Equity Income Fund
  Bond Fund for Income
  Municipal Bond Fund
  Cardinal Fund                           n/a            n/a
  Pinnacle Fund                           n/a
  Government Money Market Fund
  Prime Money Market Fund
  Tax Exempt Money Market Fund            n/a            n/a
  U.S. Treasury Money Market Fund

     Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 1997, July 31, 1998 and July 31, 1999 (amounts in thousands), those fees were approximately $388,000 $449,000 and $510,000 respectively, none of which was waived.

Transfer Agent and Dividend Disbursing Agent

     Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

     Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.


                             BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisor look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisor make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

     The Advisors and Sub-advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisor and may include, advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

     The Advisors and Sub-advisor and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Tax Free Bond, $2,767 of $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Bond Fund for Income, $700 of the $700 total brokerage commissions paid; Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid.

     Research services provided by brokers may be used by the Advisors and Sub-advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisor or their affiliates might otherwise have paid, it would tend to reduce their expenses.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-advisor, the Advisors and Sub-advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

     During the fiscal year ended July 31, 1999, some of the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows (Amounts in Thousands):


Fund                    Security                          Principal/Shares  Market Value
----                    --------                          ----------------  ------------
Quality Bond Fund       Bear Stearns Co., Inc., 6.45%           $5,000,000    $4,909,000
                        due 08/01/02

Balanced Fund           Salomon Smith Barney Holdings,          $3,000,000    $3,005,000
                        7.38%, due 05/15/07

                        T. Rowe Price Associates, Inc.              80,000    $2,800,000
                        common stock

                        A.G. Edwards, Inc.                          30,000    $  829,000
                        common stock

International Equity    Deutsche Bank, AG                            9,383    $  595,000
 Fund                   common stock


Equity Income Fund      A.G. Edwards, Inc.                          78,000    $2,155,000
                        common stock


Cardinal Fund           T. Rowe Price Associates, Inc.              60,000    $2,100,000
                        common stock

Mid Cap Fund            A.G. Edwards, Inc.                         170,000    $4,696,000
                        common stock

                        T. Rowe Price Associates, Inc.             220,000    $7,700,000
                        common stock


                                PURCHASING SHARES

     Shares of the Funds are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement (Investment C Shares
Only)

     With respect to Investment A Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month. As of the date of this Statement of Additional Information, the Funds are not accruing or paying l2b-1 fees for Investment A Shares. The Funds do not intend to accrue or pay 12b-1 fees with respect to Investment A Shares until either separate classes of shares have been created for certain fiduciary investors for the Funds or a determination is made that such investors will be subject to the 12b-1 fees.

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 1999, the Funds paid $59,000 to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Conversion to Federal Funds

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal finds.

Exchanging Securities for Fund Shares

     Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the advisor.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers.

     Financial professionals who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:

AMOUNT OF INVESTMENT ($)                    INVESTMENT SHARES   AMOUNT OF INVESTMENT ($)  INVESTMENT SHARES
------------------------------------------  ------------------  ------------------------  ------------------
Under 50,000                                3.825%              Any Amount                    1%
50,000 but under 100,000                    3.40
100,000 but under 150,000                   2.55
150,000 but under 250,000                   1.70
250,000 but under 500,000                   0.85
500,000 and above                           NONE

     Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                           DETERMINING NET ASSET VALUE

     Net asset values of the Funds generally, other than the Money Market funds, change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

     The value of the Funds' portfolio securities (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and the Money Market funds) are determined as follows:

     . for equity securities, according to the last sale price on a national securities exchange, if available;

     . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     . for unlisted equity securities, the latest bid prices;

     . for bonds and other fixed income securities, as determined by an independent pricing service;

     . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

     . for all other securities, at fair value as determined in good faith by the Board of Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

     With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

     The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market funds and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

     For the Money Market funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two value. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

     For the Money Market funds, the Rule requires that a Money Market fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     A Money Market fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

     In periods of declining interest rates, the indicated daily yield on shares of a Money Market fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on shares of a Money Market fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


                                REDEEMING SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions.

     Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

Redemption in Kind

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions
---------------------------

     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.


                                  TAX STATUS

The Funds' Tax Status

     The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     With respect to Ohio Tax Free Fund, Municipal Bond Fund and the Tax Exempt Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

Capital Gains

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

     With respect to Ohio Tax Free Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: the availability of higher relative yields; differentials in market values; new investment opportunities; changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

     Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

State and Local Taxes

     The Government Money Market Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantages to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

Foreign Taxes

     Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.


TOTAL RETURN

                              Institutional Shares
                          Average Annual Total Return
                        Fiscal Year Ended July 31, 1999

                                                                                             Since
Fund Name                                                   1 Year    5 Years   10 Years    Inception
----------------------------------------------------------  ------    -------   --------    ---------
U.S. Government Securities Fund                               3.16%     5.67%      5.83%       5.95%
Quality Bond Fund                                             1.48%     6.18%      6.47%       8.02%
Ohio Tax Free Bond Fund                                       1.86%     5.00%      5.42%       4.97%
Quality Growth Fund                                          26.80%    25.34%     17.13%      17.50%
Mid Cap Fund                                                  7.61%    16.28%     13.38%      14.98%
Balanced Fund                                                14.57%    16.94%     13.75%      15.95%
International Equity Fund                                     4.52%      n/a        n/a        9.24%
Equity Income Fund                                           10.24%    20.16%     13.20%      15.13%
Bond Fund for Income                                          2.79%     6.09%      6.40%       8.20%
Municipal Bond Fund                                           1.68%     4.43%      5.17%       6.79%
Cardinal Fund                                                21.21%    21.37%     14.66%      16.01%
Pinnacle Fund                                                17.44%    26.21%     16.25%      16.81%
Government Money Market Fund                                  4.60%     5.01%       n/a        4.39%
Prime Money Market Fund                                       4.76%     5.12%      5.07%       5.12%

Tax Exempt Money Market Fund                                  2.73%     2.72%      3.03%       3.68%
U.S. Treasury Money Market Fund                               4.68%     5.10%      5.05%       5.28%

                              Investment A Shares
                          Average Annual Total Returns
                         Fiscal Year Ended July 31, 1999

                                                                                             Since
Fund Name                                                   1 Year    5 Years   10 Years    Inception
----------------------------------------------------------  ------    -------   --------    ---------
U.S. Government Securities Fund                              -1.71%     4.65%      5.32%      5.57%
Quality Bond Fund                                            -3.30%     5.16%      5.96%      7.70%
Ohio Tax Free Bond Fund                                      -2.92%     3.98%      4.92%      4.57%
Quality Growth Fund                                          20.82%    24.12%     16.56%     17.16%
Mid Cap Fund                                                  2.48%    15.14%     12.83%     14.60%
Balanced Fund                                                 9.13%    15.81%     13.20%     15.61%
International Equity Fund                                    -0.45%      n/a        n/a       8.17%
Equity Income Fund                                            4.98%    18.99%     12.65%     14.79%
Bond Fund for Income                                         -2.16%     5.05%      5.87%      7.89%
Municipal Bond Fund                                          -3.04%     3.44%      4.68%      6.49%
Cardinal Fund                                                14.90%    20.06%     14.05%     15.75%
Pinnacle Fund                                                11.93%    25.00%     15.69%     16.42%
Government Money Market Fund                                  4.41%     4.98%       n/a       4.33%
Prime Money Market Fund                                       4.53%     5.07%       n/a       4.45%
Tax Exempt Money Market Fund                                  2.58%     2.73%      3.03%      3.68%
U.S. Treasury Money Market Fund                                n/a       n/a        n/a        n/a

                              Investment C Shares
                          Average Annual Total Return
                        Fiscal Year Ended July 31, 1999


                                                                                             Since
Fund Name                                                   1 Year    5 Years   10 Years    Inception
----------------------------------------------------------  ------    -------   --------    ---------
U.S. Government Securities Fund                               2.31%     5.09%      5.39%       5.46%
Quality Bond Fund                                             0.81%     5.66%      6.06%       7.59%
Ohio Tax Free Bond Fund                                       1.13%     4.48%      4.99%       4.46%
Quality Growth Fund                                          25.76%    24.74%     16.70%      17.04%
Mid Cap Fund                                                  6.79%    15.76%     12.96%      14.42%
Balanced Fund                                                13.78%    16.42%     13.33%      15.50%
International Equity Fund                                     3.87%      n/a        n/a        8.80%
Equity Income Fund                                            9.34%    19.14%     12.19%      14.07%
Bond Fund for Income                                          1.92%     5.16%      5.39%       7.16%
Cardinal Fund                                                19.29%    20.97%     14.47%      15.93%
Pinnacle Fund                                                16.60%    25.58%     15.96%      16.61%

YIELD

     In addition to total returns, the Funds may advertise SEC yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 1999 were as follows:

                                                           Institutional Shares   Investment A Shares   Investment C Shares
                                                           --------------------   -------------------   -------------------

U.S. Government Securities Fund                                            4.84%                 4.59%                 4.09%
Quality Bond Fund                                                          5.34%                 5.09%                 4.59%
Ohio Tax Free Bond Fund                                                     .59%                 3.34%                 2.84%
Balanced Fund                                                              1.52%                 1.27%                 1.06%
Bond Fund for Income                                                       5.25%                 5.00%                 4.50%
Municipal Bond Fund                                                        3.72%                 3.47%                  n/a

     For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

     The Ohio Tax Free Bond Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 1999, was 6.62%, while the tax-equivalent yield for the Municipal Bond fund for the 30-day period ended July 31, 1999, was 6.55%. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

Tax Equivalency Table

     The Ohio Tax Free Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                                                 TAXABLE YIELD EQUIVALENT FOR 1999
                                                           STATE OF OHIO

                                                       FEDERAL TAX BRACKET:

                                15.00%          28.00%         31.00%      36.00%    39.60%

                                              COMBINED FEDERAL AND STATE TAX BRACKET:

                               19.457%         33.201%        37.900%     43.500%   47.100%

           SINGLE             $     1-        $23,351-       $56,551-   $117,951-    OVER
           RETURN              23,350          56,550        117,950     256,500   256,500
      Tax-Exempt Yield                                  Taxable Yield Equivalent

           1.50%                 1.86%           2.25%          2.42%       2.65%     2.84%
           2.00%                 2.48%           2.99%          3.22%       3.54%     3.78%
           2.50%                 3.10%           3.74%          4.03%       4.42%     4.73%
           3.00%                 3.72%           4.49%          4.83%       5.31%     5.67%
           3.50%                 4.35%           5.24%          5.64%       6.19%     6.62%
           4.00%                 4.97%           5.99%          6.44%       7.08%     7.56%
           4.50%                 5.59%           6.74%          7.25%       7.96%     8.51%
           5.00%                 6.21%           7.49%          8.05%       8.85%     9.45%
           5.50%                 6.83%           8.23%          8.86%       9.73%    10.40%
           6.00%                 7.45%           8.98%          9.66%      10.62%    11.34%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

     * Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                             PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

     . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

     . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

     . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman

Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

     . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

     . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

     . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

     . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

     . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

     . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

     .    Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

     .    Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond, and Bond Fund For Income)

     .    Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond and Bond Fund For Income)

     .    Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

     .    Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

     .    Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

     .    Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

     .    Salomon Brothers 3-5 Year Government Index quotes total returns for
U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

     .    S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

     .    S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

     .    Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and
400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle and Equity Income Funds)

     .    Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Equity and Income Mutual Funds dated July 31, 1999. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

     AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

     MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

     F-1 +--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.


     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

     Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

     .    Leading market positions in well-established industries.

     .    High rates of return on funds employed.

     .    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     .    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

         (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996)
         (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996)
         (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)
          (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998)
           (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)
          (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)
          (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

(c)  Not applicable

(d) (i) Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

               (A) Exhibits K-M to Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (B) Exhibits N-0 to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)

         (ii) Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994)

        (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998)

(e) (i) Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996)

               (A) Amended Schedules A-C to Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998)

         (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996)

               (A) Amended Exhibit A to Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998)

(f)  Not applicable

     (g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997)

               (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                    1999)

          (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

            (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

            (B) [Foreign Custody Manager] Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

     (h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

               (A) Amended Schedule A to Transfer Agency and Accounting Services Agreement

          (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
               1997)

               (A) Amended Schedule A to Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (A) Amended Schedule A to Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998)

     (i) Opinion and Consent of counsel as to legality of shares being registered (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)

     (j)  (i)  Consent of Ernst & Young LLP (included herewith)

     (k)  Not applicable

     (l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (m) (i) Amended Rule l2b-1 Plan through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998)

          (ii) Form of Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form
               N-1A filed on or about October 30, 1998)

     (n) Financial Data Schedules (incorporated by reference to Registrant's Form N-SAR filed on or about September 29, 1999)

     (o) Amended and Restated Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998)


Item 24. Persons Controlled by or Under Common Control with Registrant

     None

Item 25. Indemnification

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

                                                                        Other Substantial
                                     Position with                      Business, Profession,
Name                                 Fifth Third Bank                   Vocation or Employment
----                                 ----------------                   -----------------------
George A. Schaefer, Jr.              President, Chief Executive Officer
                                     and Director                       None
Stephen J. Schrantz                  Executive Vice President           None
P. Michael Brumm                     Executive Vice President           None
Michael K. Keating                   Executive Vice President,
                                     Trust Officer and Secretary        None
Robert P. Niehaus                    Executive Vice President           None
Michael D. Baker                     Executive Vice President           None
James J. Hudepohl                    Executive Vice President           None
Gerald L. Wissel                     Executive Vice President and
                                     Director of Audit                  None
Henry W. Hobson, III                 Senior Vice President              None
J. Patrick Bell                      Senior Vice President              None



Tom A. Bobenread                     Senior Vice President              None
Edward H. Silva, Jr.                 Senior Vice President              None
Neal E. Arnold                       Senior Vice President and
                                     Chief Financial Officer            None
Paul L. Reynolds                     Senior Vice President, General
                                     Counsel and Assistant Secretary    None
James D. Berghausen                  Senior Vice President & Chief      None
                                     Investment Officer
Barry L. Boerstler                   Senior Vice President              None
Richard A. Bondie                    Senior Vice President              None
Roger W. Dean                        Senior Vice President & Bancorp
                                     Controller                         None
Diane L. Dewbrey                     Senior Vice President & Cashier    None
Sandra L. Lobert                     Senior Vice President & Trust
                                     Officer                            None
William J. Moran                     Senior Vice President              None
Ronald A. Stahl                      Senior Vice President & Trust
                                     Officer                            None
Darryl F. Allen                      Director                           Chairman, President and CEO,
                                                                        Aeroquip Vickers, Inc.
John F. Barrett                      Director                           President and CEO, The Western-
                                                                        Southern Life Insurance Company
Gerald V. Dirvin                     Director                           Former Executive Vice President, The
                                                                        Proctor & Gamble Company
Thomas B. Donnell                    Director                           Chairman, Fifth Third Bank of
                                                                        Northwestern Ohio
Richard T. Farmer                    Director                           Chairman, Cintas Corp.
Ivan W. Gorr                         Director                           Former Chairman and CEO, Cooper
                                                                        Tire & Rubber Co.
Joseph H. Head, Jr.                  Director                           Chairman & CEO, Atkins and Pearce
Joan R. Herschede                    Director                           Former President and CEO, The Frank
                                                                        Herschede Company
Allen M. Hill                        Director                           President and CEO, Dayton Power &
                                                                        Light, Inc.
William G. Kagler                    Director                           Former Chairman of the Executive
                                                                        Committee of the Board of Directors,
                                                                        Skyline Chili, Inc.
James D. Kiggen                      Director                           Chairman, Xtek, Inc.
Jerry L. Kirby                       Director                           Chairman, Fifth Third Bank of
                                                                        Western Ohio
Mitchel D. Livingston, Ph.D.         Director                           Vice President for Student Affairs &
                                                                        Human Resources, University of
                                                                        Cincinnati
Robert B. Morgan                     Director                           President and CEO, Cincinnati
                                                                        Financial Corp.
David E. Reese                       Director                           Chairman, Fifth Third Bank of the
                                                                        Southwest
James E. Rogers                      Director                           Vice Chairman, President & CEO,
                                                                        CINergy
Brian H. Rowe                        Director                           Chairman Emeritus, GE Aircraft
                                                                        Engines
John J. Schiff, Jr.                  Director                           Chairman, Cincinnati Financial Corp.



Donald B. Shackelford                Director                         Chairman, Fifth Third Bank of
                                                                      Columbus
Dennis J. Sullivan, Jr.              Director                         Executive Counselor, Dan Pinger
                                                                      Public Relations
Dudley S. Taft                       Director                         President, Taft Broadcasting Co.


MORGAN STANLEY ASSET MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

     Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

John R. Alkire, Managing Director             Terence P. Carmichael, Principal
James A. Allwin, Managing Director            Arthur Certosimo, Principal
Arden C. Armstrong, Managing Director         Marc Crespi, Principal
Thomas L. Bennett, Managing Director          Jan Daikuhara, Principal
Barton M. Big-, Managing Director             Jacqueline A. Day, Principal
Francine J. Bovich, Managing Director         Dana L. Dortone, Principal
Frances Campion, Managing Director            Raye L. Dube, Principal
Stephen C. Cordy, Managing Director           Hassan Elmasry, Principal
Madhav Dhar, Managing Director                Abigail Jones Feder, Principal
Kenneth B. Dunn, Managing Director            Frits Nicolas Simon Fiena, Principal
Stephen F. Esser, Managing Director           Eugene Flood, Jr., Principal
Philip W. Friedman, Managing Director         Robert J. Formisano, Principal
J. David Germany, Managing Director           Thomas C. Frame, Principal
Nicholas J. Kovich, Managing Director         W. Blain Gern, Principal
Maryann K. Maiwald, Managing Director         William B. Gerlach, Principal
Robert J. Marcin, Managing Director           Stephen T. Golding, Principal
Robert L. Meyer, Managing Director            Robert L. Haoin, Principal
Frank P.L. Minard, Managing Director          Perry E. Hall 11, Principal
Mar-, aret B. Nayulor, Managing Director      Ellen D. Harvey, Principal
Russell C. Platt, Managing Director           John D. Hevner, Principal
Scott F. Richard, Managing Director           Kimberly L. Hirschman, Principal
Robert A. Sargent, Managing Director          Ruth A. Hughes-Guden, Principal
Gary G. Schlarbaum, Managing Director         Tracey H. Ivey, Principal
Vinod R. Sethi, Managing, Director            Timothy D. Jansen, Principal
Dennis G. Sherva, Managing Director           Margaret Kinsley Johnson, Principal
James L. Tanner, Managing Director            James Jolinger, Principal
Horacio A. Valeiras, Managing Director        Michael F. Klein, Principal
James R. Tanner, Managing Director            Paul W. Klug, Jr., Principal
Mama C. Whittington, Managing Director        George Kosby, Principal
Richard G. Woolworth, Jr., Managing Director  Steven K. Kreider, Principal
Richard B. Worley, Managing Director          Michael B. Kushma, Principal
Warren J. Ackerman, 111, Principal            Khoon-Min Lim, Principal
Susan S. Akers, Principal                     Marianne J. Lippmann, Principal
Robert E. Angevine, Principal                 William David Lock, Principal
W. David Armstrong, Principal                 Jeremy Lodewick, Principal
Eileen M. Barron, Principal                   Gordon W. Loery, Principal
Gerald P. Barth-Wehrenalp, Principal          Yvonne Lonorley, Principal
Glenn E. Becker, Principal                    Andrew John Mack, Principal
Richard M. Behler, Principal                  Gary J. Mangino, Principal
Stephen H. Belgrad, Principal                 An-elo G. Maniowoekis, Principal
William Bentley, Principal                    James J. Manley, Principal
Theodore R. Bigman, Principal                 Jeffrey Margolis, Principal
E. Clayton Boggs, Principal                   Ian Martin, Principal
Stuart H. Bohart, Principal                   M. Paul Martin, Principal
Richard F. Brereton, Principal                Teresa E. Martini, Principal
Andrew C. Brown, Principal                    Walter Maynard, Jr., Principal
Jeffry P. Brown, Principal                    Phoebe Mcbee, Principal
Angelica T. Cantlon, Principal                Alexis C. McCarthy, Principal


Mary Ann Milias St. Peter, Principal
Milesh Modi, Principal
Paul F. O'Brien, Principal
Yoshiro Okawa, Principal
Wayne D. Peterson, Principal
Christopher G. Petrow, Principal
Andreas Ludwig J. Povell, Principal
Akash Prakash, Principal
Narayan Rachmachandran, Principal
Gail H. Reeke, Principal
Ronald R. Reese, Principal
Christine 1. Reilly, Principal
Christian G. Roth, Principal
Stepano Russo, Principal
James D. Schmid, Principal
James H. Scott, Principal
Kiat Seng Seah, Principal
Roberto M. Sella, Principal
Stephen C. Sexauer, Principal
Andy B. Skov, Principal
Kim 1. Spellman, Principal
Joseph P. Stadler, Principal
Kunihiko Sugio, Principal
Ram K. Sunclaram, Principal
Ann D. Thivierge, Principal
Lorraine Truten, Principal
Elizabeth A. Vale, Principal
Roberto Vedovetto, Principal
Marjorie M. Wilcox, Principal
Ram Willner, Principal
Philip W. Winters, Principal
Bruce Wolfe, Principal
Peter John Wri-ght, Principal
Alford E. Zick, Principal


HEARTLAND CAPITAL MANAGEMENT, INC.

                                                          Other Substantial
                    Position with                         Business, Profession,
Name                Heartland                             Vocation or Employment
----                ---------                             ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                               None
Thomas F. Maurath   Executive Vice President              None

Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth

     Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 1, 1999 were as follows:


Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
------------------           --------------------------------  ----------

The BISYS Group, Inc.        Sole shareholder of BISYS Fund    None
150 Clove Road               Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson          Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber               Senior Vice President             None
3435 Stelzer Road            Business Development
Columbus, Ohio 43219         Fund Services Division

Stephen G. Mintos            Executive Vice President          President
3435 Stelzer Road            General Manager
Columbus, Ohio 433219        Fund Services Division

Kenneth B. Quintenz          Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219


(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

     Fifth Third Funds (Registrant)
     3435 Stelzer Road
     Columbus, Ohio 43219-3035

     Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
     38 Fountain Square Plaza
     Cincinnati, Ohio 45263

     BISYS (Administrator)
     3435 Stelzer Road
     Columbus, Ohio 43219-3035

     Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle
     Fund)
     36 South Pennsylvania Street, Suite 610
     Indianapolis, Indiana 46204

     Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
     1221 Avenue of the Americas
     New York, New York 10020

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 30th day of November 1999.

                              FIFTH THIRD FUNDS



                              BY:
                                 ----------------------------------
                                  Stephen G. Mintos, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on November 30, 1999.


                                    President and Trustee (Principal Executive Officer)
---------------------------------
Stephen G. Mintos


                                    Treasurer (Principal Financial and
----------------------------------  Accounting Officer)
Gary R. Tenkman


               **                   Trustee
----------------------------------
Edward Burke Carey


               **                   Trustee
----------------------------------
Lee A. Carter

               **                   Chairman and Trustee
---------------------------------
Albert E. Harris



**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.


By:
   --------------------------------------------
     Stephen G. Mintos, Attorney-in-fact

                                 EXHIBIT INDEX

Exhibit  j  (i)   Consent of Ernst & Young.